Investment Portfolioas of September 30, 2024 (Unaudited)
DWS Small Cap Index VIP
	Shares	Value ($)

Common Stocks 98.3%
Communication Services 2.6%
Diversified Telecommunication Services 0.7%
Anterix, Inc.*	1,675	63,081
AST SpaceMobile, Inc.* (a)	21,346	558,198
ATN International, Inc.	1,692	54,719
Bandwidth, Inc. "A"*	3,907	68,412
Cogent Communications Holdings, Inc.	6,909	524,531
Consolidated Communications Holdings, Inc.*	12,223	56,715
Globalstar, Inc.*	115,225	142,879
IDT Corp. "B"	2,365	90,272
Liberty Latin America Ltd. "A"*	4,649	44,537
Liberty Latin America Ltd. "C"*	20,075	190,512
Lumen Technologies, Inc.*	159,670	1,133,657
Shenandoah Telecommunications Co.	7,712	108,816
		3,036,329
Entertainment 0.5%
Amc Entertainment Holdings, Inc. "A"* (a)	54,085	246,087
Atlanta Braves Holdings, Inc. "A"*	1,542	64,995
Atlanta Braves Holdings, Inc. "C"*	7,835	311,833
Cinemark Holdings, Inc.*	17,633	490,903
Eventbrite, Inc. "A"*	13,128	35,839
Golden Matrix Group, Inc.* (a)	3,137	7,309
IMAX Corp.*	6,903	141,581
Lions Gate Entertainment Corp. "A"* (a)	9,544	74,729
Lions Gate Entertainment Corp. "B"*	18,990	131,411
LiveOne, Inc.*	10,890	10,332
Madison Square Garden Entertainment Corp.*	6,171	262,453
Marcus Corp.	3,636	54,795
Playstudios, Inc.*	15,890	23,994
Reservoir Media, Inc.*	2,965	24,046
Sphere Entertainment Co.*	4,190	185,114
Vivid Seats, Inc. "A"* (a)	12,386	45,828
		2,111,249
Interactive Media & Services 0.6%
Bumble, Inc. "A"*	15,264	97,384
Cargurus, Inc.*	13,866	416,396
Cars.com, Inc.*	10,691	179,181
EverQuote, Inc. "A"*	3,947	83,242
fuboTV, Inc.*	46,460	65,973
Getty Images Holdings, Inc.* (a)	15,858	60,419
Grindr, Inc.*	3,875	46,229
MediaAlpha, Inc. "A"*	4,848	87,797
Nextdoor Holdings, Inc.*	27,600	68,448
Outbrain, Inc.*	6,599	32,071
QuinStreet, Inc.*	8,289	158,569
Shutterstock, Inc.	3,939	139,322
System1, Inc.*	3,923	4,394
TrueCar, Inc.*	14,661	50,581

Vimeo, Inc.*	23,539	118,872
Webtoon Entertainment, Inc.*	2,066	23,635
Yelp, Inc.*	10,534	369,533
Ziff Davis, Inc.*	7,306	355,510
ZipRecruiter, Inc. "A"*	11,424	108,528
		2,466,084
Media 0.7%
Advantage Solutions, Inc.*	16,906	57,987
AMC Networks, Inc. "A"*	4,794	41,660
Boston Omaha Corp. "A"*	3,995	59,406
Cable One, Inc.	894	312,712
Cardlytics, Inc.*	6,352	20,326
Clear Channel Outdoor Holdings, Inc.*	55,033	88,053
EchoStar Corp. "A"*	19,483	483,568
Emerald Holding, Inc.	2,534	12,645
Entravision Communications Corp. "A"	9,050	18,733
Gambling.com Group Ltd.*	2,840	28,457
Gannett Co., Inc.*	22,581	126,905
Gray Television, Inc.	14,385	77,104
Ibotta, Inc. "A"*	1,200	73,932
iHeartMedia, Inc. "A"*	16,153	29,883
Innovid Corp.*	16,842	30,316
Integral Ad Science Holding Corp.*	11,431	123,569
John Wiley & Sons, Inc. "A"	5,684	274,253
Magnite, Inc.*	19,821	274,521
National CineMedia, Inc.*	11,272	79,467
PubMatic, Inc. "A"*	6,591	98,008
Scholastic Corp.	3,542	113,379
Sinclair, Inc.	5,062	77,449
Stagwell, Inc.* (a)	14,338	100,653
TechTarget, Inc.*	4,091	100,025
TEGNA, Inc.	26,574	419,338
The E.W. Scripps Co. "A"*	10,351	23,238
Thryv Holdings, Inc.*	5,065	87,270
Townsquare Media, Inc. "A"	1,880	19,101
WideOpenWest, Inc.*	8,305	43,601
		3,295,559
Wireless Telecommunication Services 0.1%
Gogo, Inc.*	10,074	72,331
Spok Holdings, Inc.	2,792	42,048
Telephone & Data Systems, Inc.	15,529	361,049
		475,428
Consumer Discretionary 9.9%
Automobile Components 1.2%
Adient PLC*	13,969	315,280
American Axle & Manufacturing Holdings, Inc.*	18,117	111,963
Cooper-Standard Holdings, Inc.*	2,694	37,366
Dana, Inc.	21,121	223,038
Dorman Products, Inc.*	4,199	474,991
Fox Factory Holding Corp.*	6,789	281,744
Gentherm, Inc.*	5,082	236,567
Goodyear Tire & Rubber Co.*	45,604	403,595
Holley, Inc.*	7,454	21,989
LCI Industries	3,890	468,901
Luminar Technologies, Inc.* (a)	52,648	47,367
Modine Manufacturing Co.*	8,142	1,081,176

Patrick Industries, Inc.	3,389	482,492
Phinia, Inc.	6,784	312,268
Solid Power, Inc.*	24,416	32,962
Standard Motor Products, Inc.	3,361	111,585
Stoneridge, Inc.*	4,281	47,904
Visteon Corp.*	4,373	416,485
XPEL, Inc.*	3,968	172,092
		5,279,765
Automobiles 0.1%
Canoo, Inc.* (a)	9,257	9,104
Livewire Group, Inc.* (a)	2,875	17,538
Winnebago Industries, Inc.	4,529	263,180
		289,822
Broadline Retail 0.0%
1stdibs.com, Inc.*	4,055	17,882
Groupon, Inc.* (a)	3,611	35,316
Savers Value Village, Inc.*	3,789	39,860
		93,058
Distributors 0.1%
A-Mark Precious Metals, Inc.	2,790	123,206
GigaCloud Technology, Inc. "A"* (a)	3,693	84,865
Weyco Group, Inc.	947	32,236
		240,307
Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.*	5,875	443,445
American Public Education, Inc.*	2,486	36,669
Carriage Services, Inc.	2,062	67,696
Chegg, Inc.*	16,595	29,373
Coursera, Inc.*	21,703	172,322
European Wax Center, Inc. "A"*	5,238	35,618
Frontdoor, Inc.*	12,335	591,957
Graham Holdings Co. "B"	510	419,077
Laureate Education, Inc.	21,167	351,584
Lincoln Educational Services Corp.*	4,399	52,524
Mister Car Wash, Inc.* (a)	14,867	96,784
Nerdy, Inc.*	12,132	11,927
OneSpaWorld Holdings Ltd.	15,840	261,518
Perdoceo Education Corp.	10,329	229,717
Strategic Education, Inc.	3,571	330,496
Stride, Inc.*	6,696	571,236
Udemy, Inc.*	15,064	112,076
Universal Technical Institute, Inc.*	6,435	104,633
		3,918,652
Hotels, Restaurants & Leisure 1.8%
Accel Entertainment, Inc.*	8,256	95,935
Bally's Corp.*	3,807	65,671
Biglari Holdings, Inc. "B"*	123	21,157
BJ's Restaurants, Inc.*	3,013	98,103
Bloomin' Brands, Inc.	12,464	206,030
Brinker International, Inc.*	6,941	531,195
Chuy's Holdings, Inc.*	2,624	98,138
Cracker Barrel Old Country Store, Inc.	3,509	159,133
Dave & Buster's Entertainment, Inc.*	4,986	169,773
Denny's Corp.*	8,295	53,503
Despegar.com Corp.*	9,688	120,131
Dine Brands Global, Inc.	2,539	79,293

El Pollo Loco Holdings, Inc.*	4,363	59,773
Empire Resorts, Inc.* (b)	587	0
Everi Holdings, Inc.*	12,252	160,991
First Watch Restaurant Group, Inc.*	4,786	74,662
Full House Resorts, Inc.*	5,234	26,275
Global Business Travel Group I* (a)	19,752	151,893
Golden Entertainment, Inc.	3,348	106,433
Hilton Grand Vacations, Inc.*	11,561	419,895
Inspired Entertainment, Inc.*	3,227	29,914
International Game Technology PLC	18,250	388,725
Jack in the Box, Inc.	3,117	145,065
Krispy Kreme, Inc.	13,861	148,867
Kura Sushi USA, Inc. "A"* (a)	900	72,504
Life Time Group Holdings, Inc.*	9,295	226,984
Lindblad Expeditions Holdings, Inc.*	5,451	50,422
Monarch Casino & Resort, Inc.	2,044	162,028
Mondee Holdings, Inc.* (a)	7,030	9,772
Nathan's Famous, Inc.	408	33,007
Papa John's International, Inc.	5,255	283,087
PlayAGS, Inc.*	6,230	70,960
Portillo's, Inc. "A"* (a)	8,640	116,381
Potbelly Corp.*	4,050	33,777
RCI Hospitality Holdings, Inc.	1,342	59,786
Red Rock Resorts, Inc. "A"	7,878	428,878
Rush Street Interactive, Inc.*	11,975	129,929
Sabre Corp.*	59,279	217,554
Shake Shack, Inc. "A"*	6,003	619,570
Six Flags Entertainment Corp.	14,582	587,800
Super Group SGHC Ltd.	23,674	85,937
Sweetgreen, Inc. "A"*	15,527	550,432
Target Hospitality Corp.*	4,840	37,655
The Cheesecake Factory, Inc.	7,608	308,504
The ONE Group Hospitality, Inc.*	3,589	13,208
United Parks & Resorts, Inc.*	5,637	285,232
Vacasa, Inc. "A"* (a)	1,563	4,392
Xponential Fitness, Inc. "A"* (a)	3,868	47,963
		7,846,317
Household Durables 2.4%
Beazer Homes U.S.A., Inc.*	4,683	160,018
Cavco Industries, Inc.*	1,322	566,133
Century Communities, Inc.	4,471	460,424
Champion Homes, Inc.*	8,483	804,613
Cricut, Inc. "A" (a)	7,406	51,324
Dream Finders Homes, Inc. "A"*	4,401	159,360
Ethan Allen Interiors, Inc.	3,668	116,973
Flexsteel Industries, Inc.	736	32,597
GoPro, Inc. "A"*	19,559	26,600
Green Brick Partners, Inc.*	4,951	413,508
Hamilton Beach Brands Holding Co. "A"	1,370	41,689
Helen of Troy Ltd.*	3,535	218,640
Hooker Furnishings Corp.	1,934	34,967
Hovnanian Enterprises, Inc. "A"*	784	160,226
Installed Building Products, Inc.	3,794	934,348
iRobot Corp.*	4,587	39,861
KB Home	10,634	911,227
Landsea Homes Corp.*	3,047	37,630
La-Z-Boy, Inc.	6,774	290,808
Legacy Housing Corp.* (a)	1,790	48,957

LGI Homes, Inc.*	3,299	390,997
Lifetime Brands, Inc.	1,992	13,028
Lovesac Co.*	2,193	62,829
M/I Homes, Inc.*	4,240	726,566
Meritage Homes Corp.	5,682	1,165,208
Purple Innovation, Inc.*	7,384	7,301
Sonos, Inc.*	19,424	238,721
Taylor Morrison Home Corp.*	16,154	1,134,980
Traeger, Inc.*	5,469	20,126
Tri Pointe Home, Inc.*	14,494	656,723
United Homes Group, Inc.*	896	5,501
Vizio Holding Corp. "A"*	14,019	156,592
Worthington Enterprises, Inc.	4,975	206,214
		10,294,689
Leisure Products 0.4%
Acushnet Holdings Corp.	4,609	293,824
AMMO, Inc.*	13,274	18,982
Clarus Corp.	4,834	21,753
Escalade, Inc. (a)	1,376	19,360
Funko, Inc. "A"*	4,871	59,524
JAKKS Pacific, Inc.*	1,093	27,893
Johnson Outdoors, Inc. "A"	866	31,349
Latham Group, Inc.*	6,503	44,220
Malibu Boats, Inc. "A"*	3,191	123,843
Marine Products Corp. (a)	1,801	17,452
MasterCraft Boat Holdings, Inc.*	2,896	52,736
Peloton Interactive, Inc. "A"*	53,318	249,528
Smith & Wesson Brands, Inc.	7,455	96,766
Solo Brands, Inc. "A"*	3,177	4,480
Sturm Ruger & Co., Inc.	2,650	110,452
Topgolf Callaway Brands Corp.*	22,848	250,871
Vista Outdoor, Inc.*	9,189	360,025
		1,783,058
Specialty Retail 2.4%
1-800-Flowers.com, Inc. "A"*	3,967	31,458
Aaron's Co., Inc.	4,917	48,924
Abercrombie & Fitch Co. "A"*	7,941	1,110,946
Academy Sports & Outdoors, Inc.	11,112	648,496
American Eagle Outfitters, Inc.	28,639	641,227
America's Car-Mart, Inc.*	810	33,955
Arhaus, Inc.	8,065	99,280
Arko Corp.	12,703	89,175
Asbury Automotive Group, Inc.*	3,187	760,386
Bark, Inc.*	19,032	31,022
Beyond, Inc.*	7,195	72,526
Boot Barn Holdings, Inc.*	4,669	781,030
Build-a-bear Workshop, Inc.	2,068	71,077
Caleres, Inc.	5,562	183,824
Camping World Holdings, Inc. "A"	6,731	163,025
Citi Trends, Inc.*	1,298	23,844
Designer Brands, Inc. "A" (a)	6,581	48,568
Destination XL Group, Inc.*	8,701	25,581
Evgo, Inc.* (a)	15,991	66,203
Foot Locker, Inc.	13,369	345,455
Genesco, Inc.*	1,677	45,564
Group 1 Automotive, Inc.	2,084	798,255
GrowGeneration Corp.*	8,491	18,086
Haverty Furniture Companies, Inc.	2,256	61,972

J Jill, Inc.	699	17,244
Lands' End, Inc.* (a)	2,303	39,773
Leslie's, Inc.*	28,358	89,611
MarineMax, Inc.*	3,411	120,306
Monro, Inc.	4,746	136,970
National Vision Holdings, Inc.*	12,302	134,215
ODP Corp.*	5,616	167,076
OneWater Marine, Inc. "A"* (a)	1,905	45,549
Petco Health & Wellness Co., Inc.*	13,171	59,928
RealReal, Inc.* (a)	15,454	48,526
Revolve Group, Inc.*	6,214	153,983
RumbleON, Inc. "B"* (a)	2,590	12,406
Sally Beauty Holdings, Inc.*	15,993	217,025
Shoe Carnival, Inc.	2,839	124,490
Signet Jewelers Ltd.	6,713	692,379
Sleep Number Corp.*	3,168	58,038
Sonic Automotive, Inc. "A"	2,368	138,481
Stitch Fix, Inc. "A"*	14,640	41,285
The Buckle, Inc.	4,881	214,618
ThredUp, Inc. "A"*	11,399	9,598
Tile Shop Holdings, Inc.*	4,425	29,161
Tilly's, Inc. "A"*	3,094	15,779
Torrid Holdings, Inc.*	2,036	8,001
Upbound Group, Inc.	8,471	270,987
Urban Outfitters, Inc.*	10,203	390,877
Victoria's Secret & Co.*	12,359	317,626
Warby Parker, Inc. "A"*	13,742	224,407
Winmark Corp.	461	176,531
Zumiez, Inc.*	2,612	55,636
		10,210,385
Textiles, Apparel & Luxury Goods 0.6%
Figs, Inc. "A"*	20,622	141,055
G-III Apparel Group Ltd.*	6,349	193,772
Hanesbrands, Inc.*	55,393	407,139
Kontoor Brands, Inc.	8,778	717,865
Movado Group, Inc.	2,394	44,528
Oxford Industries, Inc.	2,349	203,799
Rocky Brands, Inc.	1,178	37,531
Steven Madden Ltd.	11,381	557,555
Superior Group of Companies, Inc.	2,074	32,126
Vera Bradley, Inc.* (a)	4,020	21,949
Wolverine World Wide, Inc.	12,527	218,220
		2,575,539
Consumer Staples 2.7%
Beverages 0.3%
MGP Ingredients, Inc. (a)	2,241	186,563
National Beverage Corp.	3,706	173,960
Primo Water Corp.	24,813	626,528
The Duckhorn Portfolio, Inc.*	8,515	49,472
The Vita Coco Co., Inc*	6,184	175,069
		1,211,592
Consumer Staples Distribution & Retail 0.8%
HF Foods Group, Inc.* (a)	5,637	20,124
Ingles Markets, Inc. "A"	2,313	172,550
Natural Grocers by Vitamin Cottage, Inc.	1,461	43,377
PriceSmart, Inc.	3,921	359,869

SpartanNash Co.	5,602	125,541
Sprouts Farmers Market, Inc.*	15,937	1,759,604
The Andersons, Inc.	5,135	257,469
The Chefs' Warehouse, Inc.*	5,526	232,147
United Natural Foods, Inc.*	9,510	159,958
Village Super Market, Inc. "A"	1,335	42,440
Weis Markets, Inc.	2,614	180,183
		3,353,262
Food Products 0.9%
Alico, Inc.	1,104	30,879
B&G Foods, Inc.	12,291	109,144
Beyond Meat, Inc.* (a)	9,096	61,671
BRC, Inc. "A"* (a)	8,222	28,119
Calavo Growers, Inc.	2,599	74,149
Cal-Maine Foods, Inc.	6,453	482,943
Dole PLC	11,835	192,792
Forafric Global PLC* (a)	793	8,993
Fresh Del Monte Produce, Inc.	5,368	158,571
Hain Celestial Group, Inc.*	14,205	122,589
J & J Snack Foods Corp.	2,439	419,801
John B. Sanfilippo & Son, Inc.	1,415	133,449
Lancaster Colony Corp.	3,078	543,482
Lifeway Foods, Inc.*	716	18,559
Limoneira Co.	2,653	70,304
Mama's Creations, Inc.*	5,175	37,777
Mission Produce, Inc.*	6,886	88,279
Seneca Foods Corp. "A"*	758	47,246
Simply Good Foods Co.*	14,317	497,802
Sunopta, Inc.*	14,124	90,111
TreeHouse Foods, Inc.*	7,471	313,633
Utz Brands, Inc.	10,260	181,602
Vital Farms, Inc.*	5,241	183,802
Westrock Coffee Co.* (a)	5,351	34,781
WK Kellogg Co.	10,323	176,627
		4,107,105
Household Products 0.3%
Central Garden & Pet Co.*	1,483	54,085
Central Garden & Pet Co. "A"*	8,427	264,608
Energizer Holdings, Inc.	11,508	365,494
Oil-Dri Corp. of America	745	51,398
WD-40 Co.	2,139	551,605
		1,287,190
Personal Care Products 0.2%
Edgewell Personal Care Co.	7,767	282,253
Herbalife Ltd.*	15,771	113,394
Honest Co., Inc.*	12,732	45,453
Inter Parfums, Inc.	2,930	379,376
Medifast, Inc.*	1,538	29,437
Nature's Sunshine Products, Inc.*	1,954	26,613
Nu Skin Enterprises, Inc. "A"	7,607	56,064
Olaplex Holdings, Inc.*	22,126	51,996
The Beauty Health Co.*	12,727	18,327
USANA Health Sciences, Inc.*	1,757	66,625
Veru, Inc.*	21,144	16,260
Waldencast PLC "A"* (a)	3,573	13,006
		1,098,804

Tobacco 0.2%
Ispire Technology, Inc.* (a)	3,304	20,501
Turning Point Brands, Inc.	2,645	114,132
Universal Corp.	3,790	201,287
Vector Group Ltd.	23,224	346,502
		682,422
Energy 5.2%
Energy Equipment & Services 2.1%
Archrock, Inc.	26,198	530,247
Atlas Energy Solutions, Inc.	10,687	232,977
Borr Drilling Ltd.*	37,386	205,249
Bristow Group, Inc.*	3,875	134,424
Cactus, Inc. "A"	10,422	621,881
ChampionX Corp.	30,360	915,354
Core Laboratories, Inc.	7,424	137,567
DMC Global, Inc.*	3,167	41,108
Drilling Tools International Corp.* (a)	1,531	5,711
Expro Group Holdings NV*	15,171	260,486
Forum Energy Technologies, Inc.*	1,956	30,240
Geospace Technologies Corp.*	2,012	20,804
Helix Energy Solutions Group, Inc.*	23,174	257,231
Helmerich & Payne, Inc.	15,359	467,221
Innovex International, Inc.*	5,480	80,446
Kodiak Gas Services, Inc.	3,201	92,829
Liberty Energy, Inc.	25,345	483,836
Mammoth Energy Services, Inc.*	3,702	15,141
Nabors Industries Ltd.*	1,508	97,221
Natural Gas Services Group, Inc.*	1,701	32,506
Newpark Resources, Inc.*	13,663	94,685
Noble Corp. PLC	21,866	790,237
Oceaneering International, Inc.*	16,215	403,267
Oil States International, Inc.*	9,417	43,318
Patterson-UTI Energy, Inc.	61,074	467,216
ProFrac Holding Corp. "A"* (a)	4,207	28,566
ProPetro Holding Corp.*	13,432	102,889
Ranger Energy Services, Inc.	2,696	32,109
RPC, Inc.	12,953	82,381
SEACOR Marine Holdings, Inc.*	3,814	36,805
Seadrill Ltd.*	10,743	426,927
Select Water Solutions, Inc.	14,426	160,561
Solaris Energy Infrastructure, Inc.	4,355	55,570
TETRA Technologies, Inc.*	18,868	58,491
Tidewater, Inc.*	7,775	558,167
Transocean Ltd.*	114,502	486,633
Valaris Ltd.*	9,944	554,378
		9,044,679
Oil, Gas & Consumable Fuels 3.1%
Aemetis, Inc.* (a)	5,788	13,312
Amplify Energy Corp.*	6,294	41,100
Ardmore Shipping Corp.	6,533	118,247
Berry Corp.	11,687	60,071
California Resources Corp.	10,928	573,392
Centrus Energy Corp. "A"*	2,223	121,932
Clean Energy Fuels Corp.*	26,011	80,894
CNX Resources Corp.*	23,246	757,122
Comstock Resources, Inc. (a)	14,551	161,953

CONSOL Energy, Inc.	4,674	489,134
Crescent Energy Co. "A"	22,892	250,667
CVR Energy, Inc.	5,366	123,579
Delek U.S. Holdings, Inc.	10,236	191,925
DHT Holdings, Inc.	21,268	234,586
Diversified Energy Co. PLC REG S (a)	7,452	84,804
Dorian LPG Ltd.	5,727	197,123
Empire Petroleum Corp.* (a)	2,521	13,235
Encore Energy Corp.*	27,997	113,108
Energy Fuels, Inc.* (a)	29,442	161,637
Evolution Petroleum Corp.	4,805	25,515
Excelerate Energy, Inc. "A"	2,858	62,905
FLEX LNG Ltd. (a)	4,835	123,002
FutureFuel Corp.	4,335	24,926
Golar LNG Ltd.	15,725	578,051
Granite Ridge Resources, Inc.	8,330	49,480
Green Plains, Inc.*	10,054	136,131
Gulfport Energy Corp.*	2,070	313,295
Hallador Energy Co.*	3,581	33,769
HighPeak Energy, Inc. (a)	2,295	31,855
International Seaways, Inc.	6,478	334,006
Kinetik Holdings, Inc.	6,017	272,329
Kosmos Energy Ltd.*	75,177	302,963
Magnolia Oil & Gas Corp. "A"	27,493	671,379
Murphy Oil Corp.	23,096	779,259
NACCO Industries, Inc. "A"	702	19,902
NextDecade Corp*	18,191	85,680
Nordic American Tankers Ltd.	32,340	118,688
Northern Oil and Gas, Inc.	15,580	551,688
Par Pacific Holdings, Inc.*	9,009	158,558
PBF Energy, Inc. "A"	16,532	511,665
Peabody Energy Corp.	19,831	526,315
PrimeEnergy Resources Corp.*	116	15,985
REX American Resources Corp.*	2,380	110,170
Riley Exploration Permian, Inc.	1,806	47,841
Ring Energy, Inc.*	23,654	37,846
Sable Offshore Corp.* (a)	7,905	186,795
Sandridge Energy, Inc.	4,968	60,759
Scorpio Tankers, Inc.	7,459	531,827
SFL Corp. Ltd.	18,684	216,174
Sitio Royalties Corp. "A"	13,042	271,795
SM Energy Co.	18,001	719,500
Talos Energy, Inc.*	23,895	247,313
Teekay Corp.*	9,249	85,091
Teekay Tankers Ltd. "A"	3,774	219,836
Uranium Energy Corp.*	63,288	393,019
Ur-Energy, Inc.*	52,118	62,020
Vaalco Energy, Inc.	16,417	94,234
Verde Clean Fuels, Inc.* (a)	668	2,665
Vital Energy, Inc.*	4,506	121,211
Vitesse Energy, Inc.	3,893	93,510
W&T Offshore, Inc.	14,838	31,902
World Kinect Corp.	9,052	279,797
		13,328,472
Financials 17.8%
Banks 9.6%
1st Source Corp.	2,918	174,730

ACNB Corp.	1,289	56,291
Amalgamated Financial Corp.	2,855	89,561
Amerant Bancorp, Inc.	4,760	101,721
Ameris Bancorp.	10,349	645,674
Ames National Corp.	1,212	22,095
Arrow Financial Corp.	2,623	75,175
Associated Banc-Corp.	23,958	516,055
Atlantic Union Bankshares Corp.	14,041	528,924
Axos Financial, Inc.*	8,717	548,125
Banc of California, Inc.	21,843	321,747
BancFirst Corp.	3,145	331,011
Bank First Corp.	1,556	141,129
Bank of Hawaii Corp.	6,161	386,726
Bank of Marin Bancorp.	2,469	49,602
Bank of NT Butterfield & Son Ltd.	7,480	275,862
Bank7 Corp.	616	23,082
BankUnited, Inc.	11,687	425,874
Bankwell Financial Group, Inc.	1,106	33,125
Banner Corp.	5,454	324,840
Bar Harbor Bankshares	2,411	74,355
BayCom Corp.	1,656	39,280
BCB Bancorp., Inc.	2,434	30,036
Berkshire Hills Bancorp., Inc.	6,640	178,815
Blue Foundry Bancorp.*	3,625	37,156
Bridgewater Bancshares, Inc.*	3,538	50,133
Brookline Bancorp., Inc.	14,174	143,016
Burke & Herbert Financial Services Corp.	2,057	125,456
Business First Bancshares, Inc.	3,846	98,727
Byline Bancorp., Inc.	4,975	133,181
Cadence Bank	28,876	919,701
California BanCorp.*	3,973	58,761
Camden National Corp.	2,206	91,152
Capital Bancorp., Inc	1,368	35,171
Capital City Bank Group, Inc.	2,263	79,861
Capitol Federal Financial, Inc.	20,009	116,853
Carter Bankshares, Inc.*	3,456	60,100
Cathay General Bancorp.	10,917	468,885
Central Pacific Financial Corp.	4,326	127,660
Chemung Financial Corp.	528	25,355
ChoiceOne Financial Services, Inc.	1,380	42,656
Citizens & Northern Corp.	2,323	45,740
Citizens Financial Services, Inc.	731	42,946
City Holding Co.	2,317	271,993
Civista Bancshares, Inc.	2,323	41,396
CNB Financial Corp.	3,306	79,542
Coastal Financial Corp.*	1,788	96,534
Colony Bankcorp, Inc.	2,902	45,039
Columbia Financial, Inc.*	4,536	77,430
Community Financial System, Inc.	8,251	479,136
Community Trust Bancorp., Inc.	2,343	116,353
Community West Bancshares	2,730	52,580
ConnectOne Bancorp., Inc.	5,568	139,478
CrossFirst Bankshares, Inc.*	7,255	121,086
Customers Bancorp., Inc.*	4,665	216,689
CVB Financial Corp.	21,252	378,711
Dime Community Bancshares, Inc.	5,640	162,432
Eagle Bancorp., Inc.	4,831	109,084
Eastern Bankshares, Inc.	30,619	501,845

Enterprise Bancorp., Inc.	1,421	45,415
Enterprise Financial Services Corp.	5,879	301,358
Equity Bancshares, Inc. "A"	2,168	88,628
Esquire Financial Holdings, Inc.	1,063	69,318
ESSA Bancorp., Inc. (a)	1,317	25,313
Farmers & Merchants Bancorp., Inc.	2,180	60,277
Farmers National Banc Corp.	5,686	85,972
FB Financial Corp.	5,615	263,512
Fidelity D&D Bancorp, Inc.	712	35,130
Financial Institutions, Inc.	2,361	60,135
First BanCorp.	25,409	537,909
First BanCorp. - North Carolina	6,373	265,053
First Bancorp., Inc.	1,804	47,481
First Bancshares, Inc.	4,685	150,529
First Bank	3,409	51,817
First Busey Corp.	8,556	222,627
First Business Financial Services, Inc.	1,202	54,799
First Commonwealth Financial Corp.	16,339	280,214
First Community Bancshares, Inc.	2,728	117,713
First Financial Bancorp.	14,959	377,416
First Financial Bankshares, Inc.	20,729	767,180
First Financial Corp.	1,727	75,729
First Financial Northwest, Inc.	1,109	24,975
First Foundation, Inc.	10,322	64,409
First Internet Bancorp.	1,289	44,161
First Interstate BancSystem, Inc. "A"	12,369	379,481
First Merchants Corp.	9,227	343,244
First Mid Bancshares, Inc.	3,680	143,189
First of Long Island Corp.	3,309	42,587
First Western Financial, Inc.*	1,154	23,080
Five Star Bancorp.	2,651	78,814
Flushing Financial Corp.	4,429	64,575
FS Bancorp, Inc.	1,028	45,736
Fulton Financial Corp.	28,468	516,125
FVCBankcorp, Inc.* (a)	2,670	34,843
German American Bancorp., Inc.	4,533	175,654
Glacier Bancorp., Inc.	18,151	829,501
Great Southern Bancorp., Inc.	1,404	80,463
Greene County Bancorp., Inc.	1,183	36,555
Guaranty Bancshares, Inc. (a)	1,334	45,863
Hancock Whitney Corp.	13,778	705,020
Hanmi Financial Corp.	4,696	87,346
HarborOne Bancorp, Inc.	6,289	81,631
HBT Financial, Inc.	1,911	41,813
Heartland Financial U.S.A., Inc.	6,677	378,586
Heritage Commerce Corp.	9,803	96,854
Heritage Financial Corp.	5,343	116,317
Hilltop Holdings, Inc.	7,366	236,891
Hingham Institution For Savings (a)	257	62,531
Home Bancorp., Inc.	1,080	48,146
Home BancShares, Inc.	29,688	804,248
HomeStreet, Inc.	2,935	46,256
HomeTrust Bancshares, Inc.	2,270	77,362
Hope Bancorp., Inc.	18,570	233,239
Horizon Bancorp, Inc.	6,597	102,583
Independent Bank Corp.	9,975	504,103
Independent Bank Group, Inc.	5,664	326,586
International Bancshares Corp.	8,512	508,932

Investar Holding Corp.	1,514	29,372
John Marshall Bancorp, Inc.	1,953	38,630
Kearny Financial Corp.	8,760	60,181
Lakeland Financial Corp.	3,928	255,791
LCNB Corp.	2,080	31,346
LINKBANCORP, Inc.	3,545	22,723
Live Oak Bancshares, Inc.	5,471	259,161
Mercantile Bank Corp.	2,420	105,802
Metrocity Bankshares, Inc.	2,860	87,573
Metropolitan Bank Holding Corp.*	1,679	88,282
Mid Penn Bancorp, Inc.	2,523	75,261
Middlefield Banc Corp.	1,211	34,877
Midland States Bancorp., Inc.	3,466	77,569
MidWestOne Financial Group, Inc.	2,453	69,984
MVB Financial Corp.	1,991	38,546
National Bank Holdings Corp. "A"	5,857	246,580
National Bankshares, Inc. (a)	837	25,026
NB Bancorp, Inc.*	6,200	115,072
NBT Bancorp., Inc.	7,258	321,021
New York Community Bancorp., Inc. (a)	40,445	454,197
Nicolet Bankshares, Inc.	2,101	200,919
Northeast Bank	1,025	79,058
Northeast Community Bancorp, Inc.	2,038	53,905
Northfield Bancorp., Inc.	6,278	72,825
Northrim BanCorp., Inc.	803	57,190
Northwest Bancshares, Inc.	20,336	272,096
Norwood Financial Corp.	1,119	30,862
Oak Valley Bancorp.	1,057	28,084
OceanFirst Financial Corp.	9,195	170,935
OFG Bancorp.	7,343	329,848
Old National Bancorp.	49,884	930,835
Old Second Bancorp., Inc.	7,004	109,192
Orange County Bancorp, Inc.	799	48,196
Origin Bancorp, Inc.	4,672	150,252
Orrstown Financial Services, Inc.	2,904	104,428
Pacific Premier Bancorp., Inc.	14,993	377,224
Park National Corp. (a)	2,256	378,963
Parke Bancorp., Inc.	1,705	35,634
Pathward Financial, Inc.	4,041	266,746
PCB Bancorp.	1,703	31,999
Peapack-Gladstone Financial Corp.	2,837	77,762
Peoples Bancorp of North Carolina, Inc.	732	18,585
Peoples Bancorp., Inc.	5,497	165,405
Peoples Financial Services Corp.	1,368	64,132
Pioneer Bancorp., Inc.*	1,880	20,624
Plumas Bancorp.	843	34,378
Ponce Financial Group, Inc.*	3,482	40,705
Preferred Bank	2,010	161,302
Premier Financial Corp.	5,791	135,973
Primis Financial Corp.	3,275	39,889
Princeton Bancorp, Inc.	758	28,031
Provident Bancorp, Inc.*	2,516	27,148
Provident Financial Services, Inc.	19,978	370,792
QCR Holdings, Inc.	2,536	187,740
RBB Bancorp.	2,590	59,622
Red River Bancshares, Inc.	756	39,312
Renasant Corp.	9,612	312,390
Republic Bancorp., Inc. "A"	1,362	88,939

S&T Bancorp., Inc.	6,078	255,094
Sandy Spring Bancorp., Inc.	7,000	219,590
Seacoast Banking Corp. of Florida	13,363	356,124
ServisFirst Bancshares, Inc.	7,977	641,750
Shore Bancshares, Inc.	4,634	64,830
Sierra Bancorp.	2,147	62,005
Simmons First National Corp. "A"	19,610	422,399
SmartFinancial, Inc.	2,422	70,577
South Plains Financial, Inc.	1,839	62,379
Southern First Bancshares, Inc.*	1,130	38,510
Southern Missouri Bancorp., Inc.	1,563	88,294
Southern States Bancshares, Inc.	1,190	36,569
Southside Bancshares, Inc.	4,614	154,246
SouthState Corp.	12,062	1,172,185
Stellar Bancorp, Inc.	7,824	202,563
Sterling Bancorp., Inc.*	3,460	15,743
Stock Yards Bancorp., Inc.	4,076	252,671
Texas Capital Bancshares, Inc.*	7,279	520,157
The Bancorp, Inc.*	8,004	428,214
Third Coast Bancshares, Inc.*	1,857	49,712
Timberland Bancorp., Inc.	1,124	34,012
Tompkins Financial Corp.	2,108	121,821
TowneBank	11,129	367,925
TriCo Bancshares	5,065	216,022
Triumph Financial, Inc.*	3,446	274,095
TrustCo Bank Corp. NY	2,826	93,456
Trustmark Corp.	9,597	305,377
UMB Financial Corp.	7,097	745,966
United Bankshares, Inc.	20,829	772,756
United Community Banks, Inc.	18,783	546,210
Unity Bancorp., Inc.	1,028	35,014
Univest Financial Corp.	4,605	129,585
USCB Financial Holdings, Inc.	1,558	23,759
Valley National Bancorp.	68,930	624,506
Veritex Holdings, Inc.	8,403	221,167
Virginia National Bankshares Corp.	702	29,238
WaFd, Inc.	10,572	368,434
Washington Trust Bancorp., Inc.	2,617	84,294
WesBanco, Inc.	9,158	272,725
West BanCorp, Inc.	2,509	47,696
Westamerica BanCorp.	4,067	200,991
WSFS Financial Corp.	9,277	473,034
		41,541,506
Capital Markets 1.8%
AlTi Global, Inc.*	5,346	19,994
Artisan Partners Asset Management, Inc. "A"	9,869	427,525
B. Riley Financial, Inc. (a)	3,111	16,333
BGC Group, Inc. "A"	57,842	530,990
Brightsphere Investment Group, Inc.	4,409	111,989
Cohen & Steers, Inc.	4,308	413,353
Diamond Hill Investment Group, Inc.	451	72,886
DigitalBridge Group, Inc.	24,868	351,385
Donnelley Financial Solutions, Inc.*	4,126	271,615
Forge Global Holdings, Inc.*	17,106	22,409
GCM Grosvenor, Inc. "A"	6,451	73,025
Hamilton Lane, Inc. "A"	6,111	1,029,031
MarketWise, Inc.	5,085	3,398
Moelis & Co. "A"	11,252	770,874

Open Lending Corp.*	16,195	99,113
P10, Inc. "A"	6,710	71,864
Patria Investments Ltd. "A"	8,731	97,525
Perella Weinberg Partners	8,241	159,134
Piper Sandler Companies	2,751	780,761
PJT Partners, Inc. "A"	3,757	500,958
Silvercrest Asset Management Group, Inc. "A"	1,553	26,774
StepStone Group, Inc. "A"	9,911	563,242
StoneX Group, Inc.*	4,345	355,769
Value Line, Inc.	100	4,650
Victory Capital Holdings, Inc. "A"	6,432	356,333
Virtus Investment Partners, Inc.	1,094	229,138
WisdomTree, Inc.	21,999	219,770
		7,579,838
Consumer Finance 0.8%
Atlanticus Holdings Corp.*	937	32,870
Bread Financial Holdings, Inc.	7,947	378,118
Consumer Portfolio Services, Inc.* (a)	1,314	12,325
Encore Capital Group, Inc.*	3,711	175,419
Enova International, Inc.*	3,983	333,736
FirstCash Holdings, Inc.	6,058	695,458
Green Dot Corp. "A"*	8,442	98,856
LendingClub Corp.*	17,296	197,693
LendingTree, Inc.*	1,547	89,772
Medallion Financial Corp.	3,036	24,713
Moneylion, Inc.*	1,339	55,635
Navient Corp.	12,237	190,775
Nelnet, Inc. "A"	2,277	257,939
NerdWallet, Inc. "A"*	6,105	77,595
OppFi, Inc.	1,931	9,134
PRA Group, Inc.*	6,109	136,597
PROG Holdings, Inc.	6,650	322,459
Regional Management Corp.	1,321	43,210
Upstart Holdings, Inc.* (a)	12,131	485,361
World Acceptance Corp.*	511	60,288
		3,677,953
Financial Services 2.7%
Acacia Research Corp.*	6,132	28,575
Alerus Financial Corp.	2,786	63,744
AvidXchange Holdings, Inc.*	27,401	222,222
Banco Latinoamericano de Comercio Exterior SA	4,387	142,534
Burford Capital Ltd.	31,978	424,028
Cannae Holdings, Inc.	8,824	168,185
Cantaloupe, Inc.*	8,950	66,230
Cass Information Systems, Inc.	2,103	87,232
Compass Diversified Holdings	10,639	235,441
Enact Holdings, Inc.	4,738	172,132
Essent Group Ltd.	16,579	1,065,864
EVERTEC, Inc.	10,080	341,611
Federal Agricultural Mortgage Corp. "C"	1,439	269,683
Flywire Corp.*	18,905	309,853
HA Sustainable Infrastructure Capital, Inc.	17,733	611,257
I3 Verticals, Inc. "A"*	3,516	74,926
International Money Express, Inc.*	5,221	96,536
Jackson Financial, Inc. "A"	12,035	1,097,953
Marqeta, Inc. "A"*	72,977	359,047
Merchants Bancorp.	2,913	130,969
Mr Cooper Group, Inc.*	10,128	933,599

NCR Atleos Corp.*	11,563	329,892
NewtekOne, Inc.	3,916	48,793
NMI Holdings, Inc.*	12,312	507,131
Onity Group, Inc.*	1,032	32,962
Pagseguro Digital Ltd. "A"*	29,883	257,293
Payoneer Global, Inc.*	44,479	334,927
Paysafe Ltd.*	5,109	114,595
Paysign, Inc.*	5,141	18,868
PennyMac Financial Services, Inc.	4,249	484,259
Priority Technology Holdings, Inc.*	3,001	20,497
Radian Group, Inc.	24,013	833,011
Remitly Global, Inc.*	23,534	315,120
Repay Holdings Corp.*	14,284	116,557
Sezzle, Inc.* (a)	373	63,630
StoneCo., Ltd. "A"*	44,953	506,171
SWK Holdings Corp.*	529	9,146
Velocity Financial, Inc.*	1,318	25,846
Walker & Dunlop, Inc.	5,046	573,175
Waterstone Financial, Inc.	2,474	36,368
		11,529,862
Insurance 1.9%
Ambac Financial Group, Inc.*	6,782	76,026
American Coastal Insurance Corp. "C"*	3,816	43,006
AMERISAFE, Inc.	3,123	150,935
Baldwin Insurance Group, Inc.*	10,360	515,928
Bowhead Specialty Holdings, Inc.*	999	27,982
CNO Financial Group, Inc.	16,544	580,694
Crawford & Co. "A"	2,247	24,650
Donegal Group, Inc. "A"	2,368	34,904
Employers Holdings, Inc.	4,011	192,408
Enstar Group Ltd.*	1,996	641,894
F&G Annuities & Life, Inc.	3,017	134,920
Fidelis Insurance Holdings Ltd.	8,156	147,297
Genworth Financial, Inc.*	68,827	471,465
GoHealth, Inc. "A"*	620	5,816
Goosehead Insurance, Inc. "A"*	3,542	316,301
Greenlight Capital Re Ltd. "A"*	4,713	64,332
Hamilton Insurance Group Ltd. "B"*	6,033	116,678
HCI Group, Inc.	1,280	137,037
Heritage Insurance Holdings, Inc.*	3,624	44,358
Hippo Holdings, Inc.*	3,123	52,716
Horace Mann Educators Corp.	6,670	233,116
Investors Title Co.	230	52,854
James River Group Holdings Ltd.	5,329	33,413
Kingsway Financial Services, Inc.*	2,325	19,251
Lemonade, Inc.* (a)	8,135	134,146
Maiden Holdings Ltd.*	13,624	24,114
MBIA, Inc.*	6,875	24,544
Mercury General Corp.	4,210	265,146
NI Holdings, Inc.*	1,387	21,748
Oscar Health, Inc. "A"*	30,649	650,065
Palomar Holdings, Inc.*	3,844	363,911
ProAssurance Corp.*	7,744	116,470
Root, Inc. "A"*	1,363	51,494
Safety Insurance Group, Inc.	2,329	190,466
Selective Insurance Group, Inc.	9,646	899,972
Selectquote, Inc.*	22,104	47,966
SiriusPoint Ltd.*	15,520	222,557

Skyward Specialty Insurance Group, Inc.*	5,842	237,945
Stewart Information Services Corp.	4,261	318,467
Tiptree, Inc.	4,077	79,787
Trupanion, Inc.*	5,192	217,960
United Fire Group, Inc. (a)	3,277	68,588
Universal Insurance Holdings, Inc.	3,791	84,008
		8,137,335
Mortgage Real Estate Investment Trusts (REITs) 1.0%
AFC Gamma, Inc.	2,753	28,108
AG Mortgage Investment Trust, Inc.	4,652	34,936
Angel Oak Mortgage REIT, Inc.	1,894	19,754
Apollo Commercial Real Estate Finance, Inc.	22,464	206,444
Arbor Realty Trust, Inc.	28,946	450,400
Ares Commercial Real Estate Corp. (a)	8,616	60,312
ARMOUR Residential REIT, Inc.	7,762	158,345
Blackstone Mortgage Trust, Inc. "A" (a)	27,276	518,517
BrightSpire Capital, Inc.	20,607	115,399
Chicago Atlantic Real Estate Finance, Inc.	2,470	38,310
Chimera Investment Corp. (a)	12,728	201,484
Claros Mortgage Trust, Inc.	14,180	106,208
Dynex Capital, Inc.	11,443	146,013
Ellington Financial, Inc. (a)	13,004	167,622
Franklin BSP Realty Trust, Inc.	12,944	169,049
Granite Point Mortgage Trust, Inc.	7,787	24,685
Invesco Mortgage Capital, Inc.	7,417	69,646
KKR Real Estate Finance Trust, Inc.	9,378	115,818
Ladder Capital Corp.	17,941	208,116
MFA Financial, Inc.	16,206	206,140
New York Mortgage Trust, Inc.	13,913	88,069
Nexpoint Real Estate Finance, Inc.	1,490	23,289
Orchid Island Capital, Inc. (a)	11,319	93,042
PennyMac Mortgage Investment Trust	13,723	195,690
Ready Capital Corp. (a)	25,521	194,725
Redwood Trust, Inc.	20,772	160,568
Seven Hills Realty Trust	1,986	27,347
Sunrise Realty Trust, Inc. (a)	917	13,196
TPG RE Finance Trust, Inc.	9,076	77,418
Two Harbors Investment Corp.	16,407	227,729
		4,146,379
Health Care 17.2%
Biotechnology 8.8%
2seventy bio, Inc.*	7,788	36,759
4D Molecular Therapeutics, Inc.*	7,851	84,869
89bio, Inc.*	12,782	94,587
Absci Corp.*	12,633	48,258
ACADIA Pharmaceuticals, Inc.*	18,851	289,928
ACELYRIN, Inc.*	11,606	57,218
Achieve Life Sciences, Inc.* (a)	5,458	25,871
Acrivon Therapeutics, Inc.*	1,791	12,537
Actinium Pharmaceuticals, Inc.*	4,755	8,939
Acumen Pharmaceuticals, Inc.*	6,764	16,775
ADC Therapeutics SA* (a)	11,115	35,012
ADMA Biologics, Inc.*	35,639	712,424
Adverum Biotechnologies, Inc.*	3,336	23,419
Aerovate Therapeutics, Inc.*	1,574	3,290
Agenus, Inc.* (a)	2,972	16,287

Agios Pharmaceuticals, Inc.*	8,859	393,605
Akebia Therapeutics, Inc.*	33,121	43,720
Akero Therapeutics, Inc.*	10,677	306,323
Aldeyra Therapeutics, Inc.*	7,208	38,851
Alector, Inc.*	12,780	59,555
Alkermes PLC*	25,780	721,582
Allogene Therapeutics, Inc.*	21,206	59,377
Altimmune, Inc.* (a)	11,208	68,817
ALX Oncology Holdings, Inc.*	5,242	9,540
Amicus Therapeutics, Inc.*	46,233	493,768
AnaptysBio, Inc.*	2,999	100,467
Anavex Life Sciences Corp.* (a)	12,537	71,210
Anika Therapeutics, Inc.*	2,197	54,266
Annexon, Inc.* (a)	15,732	93,133
Apogee Therapeutics, Inc.*	6,078	357,022
Applied Therapeutics, Inc.*	15,170	128,945
Arbutus Biopharma Corp.*	22,069	84,966
Arcellx, Inc.*	6,807	568,453
Arcturus Therapeutics Holdings, Inc.*	3,677	85,343
Arcus Biosciences, Inc.*	8,584	131,249
Arcutis Biotherapeutics, Inc.*	16,747	155,747
Ardelyx, Inc.*	36,576	252,009
ArriVent Biopharma, Inc.* (a)	4,633	108,876
Arrowhead Pharmaceuticals, Inc.*	19,168	371,284
ARS Pharmaceuticals, Inc.*	7,761	112,535
Artiva Biotherapeutics, Inc.* (a)	2,532	39,119
Astria Therapeutics, Inc.*	7,190	79,162
Atossa Therapeutics, Inc.*	20,115	30,575
Aura Biosciences, Inc.*	7,421	66,121
Aurinia Pharmaceuticals, Inc.*	21,274	155,938
Avid Bioservices, Inc.*	9,620	109,476
Avidity Biosciences, Inc.*	17,199	789,950
Avita Medical, Inc.* (a)	3,879	41,583
Beam Therapeutics, Inc.*	12,044	295,078
BioCryst Pharmaceuticals, Inc.*	32,252	245,115
Biohaven Ltd.*	11,800	589,646
Biomea Fusion, Inc.* (a)	4,393	44,369
Black Diamond Therapeutics, Inc.*	5,901	25,669
Bluebird Bio, Inc.* (a)	30,623	15,909
Blueprint Medicines Corp.*	9,933	918,802
Boundless Bio, Inc.*	1,054	3,657
Bridgebio Pharma, Inc.*	22,151	563,964
C4 Therapeutics, Inc.* (a)	9,291	52,959
Cabaletta Bio, Inc.*	6,789	32,044
Candel Therapeutics, Inc.* (a)	3,148	21,816
Capricor Therapeutics, Inc.* (a)	4,015	61,068
Cardiff Oncology, Inc.*	6,250	16,688
CareDx, Inc.*	8,140	254,171
Cargo Therapeutics, Inc.*	5,612	103,541
Caribou Biosciences, Inc.*	12,613	24,721
Cartesian Therapeutics, Inc.* (a)	1,150	18,538
Catalyst Pharmaceuticals, Inc.*	17,785	353,566
Celcuity, Inc.*	4,540	67,691
Celldex Therapeutics, Inc.*	10,154	345,134
Century Therapeutics, Inc.*	7,363	12,591
CervoMed, Inc.*	859	12,541
CG oncology, Inc.*	7,544	284,635
Cibus, Inc.* (a)	2,395	7,808

Cogent Biosciences, Inc.*	14,476	156,341
Coherus Biosciences, Inc.* (a)	17,544	18,246
Compass Therapeutics, Inc.*	14,159	26,053
Corbus Pharmaceuticals Holdings, Inc.*	1,602	33,049
Crinetics Pharmaceuticals, Inc.*	12,269	626,946
Cullinan Therapeutics, Inc.*	8,428	141,085
Cytokinetics, Inc.*	18,159	958,795
Day One Biopharmaceuticals, Inc.*	8,178	113,920
Denali Therapeutics, Inc.*	19,653	572,492
Design Therapeutics, Inc.*	5,097	27,422
Dianthus Therapeutics, Inc.* (a)	3,767	103,140
Disc Medicine, Inc.*	3,210	157,739
Dynavax Technologies Corp.*	20,809	231,812
Dyne Therapeutics, Inc.*	12,920	464,086
Editas Medicine, Inc.*	13,132	44,780
Elevation Oncology, Inc.*	8,259	4,955
Eliem Therapeutics, Inc.* (a)	5,182	26,376
Enanta Pharmaceuticals, Inc.*	3,096	32,075
Entrada Therapeutics, Inc.*	3,900	62,322
Erasca, Inc.*	29,533	80,625
Fate Therapeutics, Inc.*	15,858	55,503
Fennec Pharmaceuticals, Inc.*	3,733	18,665
Fibrobiologics, Inc.* (a)	4,052	12,521
Foghorn Therapeutics, Inc.* (a)	4,040	37,612
Galectin Therapeutics, Inc.* (a)	3,250	8,938
Generation Bio Co.* (a)	7,055	17,426
Geron Corp.*	92,220	418,679
Greenwich Lifesciences, Inc.* (a)	959	13,781
Gyre Therapeutics, Inc.* (a)	1,111	13,932
Halozyme Therapeutics, Inc.*	19,695	1,127,342
Heron Therapeutics, Inc.*	18,552	36,918
HilleVax, Inc.*	4,988	8,779
Humacyte, Inc.* (a)	13,875	75,480
Ideaya Biosciences, Inc.*	13,049	413,392
IGM Biosciences, Inc.* (a)	2,489	41,168
ImmunityBio, Inc.* (a)	22,321	83,034
Immunome, Inc.*	8,098	118,393
Immunovant, Inc.*	9,133	260,382
Inhibrx Biosciences, Inc.*	1,662	26,027
Inmune Bio, Inc.* (a)	1,958	10,554
Inovio Pharmaceuticals, Inc.* (a)	4,033	23,311
Inozyme Pharma, Inc.*	8,322	43,524
Insmed, Inc.*	24,924	1,819,452
Intellia Therapeutics, Inc.*	15,187	312,093
Invivyd, Inc.*	12,710	12,964
Iovance Biotherapeutics, Inc.*	39,860	374,285
Ironwood Pharmaceuticals, Inc.*	22,309	91,913
iTeos Therapeutics, Inc.*	4,101	41,871
Janux Therapeutics, Inc.*	4,414	200,528
Jasper Therapeutics, Inc.*	1,788	33,632
KalVista Pharmaceuticals, Inc.*	6,027	69,793
Keros Therapeutics, Inc.*	4,641	269,503
Kiniksa Pharmaceuticals International PLC*	5,887	147,116
Kodiak Sciences, Inc.*	4,947	12,912
Korro Bio, Inc.*	966	32,284
Krystal Biotech, Inc.* (a)	3,907	711,191
Kura Oncology, Inc.*	11,413	223,010
Kymera Therapeutics, Inc.*	7,006	331,594

Kyverna Therapeutics, Inc.*	2,677	13,091
Larimar Therapeutics, Inc.*	6,639	43,485
LENZ Therapeutics, Inc. (a)	1,989	47,219
Lexeo Therapeutics, Inc.* (a)	4,016	36,305
Lexicon Pharmaceuticals, Inc.* (a)	18,275	28,692
Lineage Cell Therapeutics, Inc.*	19,932	18,044
Lyell Immunopharma, Inc.*	27,354	37,749
MacroGenics, Inc.*	9,200	30,268
Madrigal Pharmaceuticals, Inc.*	2,759	585,515
MannKind Corp.*	41,781	262,802
MeiraGTx Holdings PLC*	5,230	21,809
Mersana Therapeutics, Inc.*	16,927	31,992
Metagenomi, Inc.*	1,896	4,114
MiMedx Group, Inc.*	18,706	110,552
Mineralys Therapeutics, Inc.*	4,518	54,713
Mirum Pharmaceuticals, Inc.*	6,304	245,856
Monte Rosa Therapeutics, Inc.*	7,242	38,383
Myriad Genetics, Inc.*	14,008	383,679
Neurogene, Inc.*	1,625	68,185
Nkarta, Inc.*	8,379	37,873
Novavax, Inc.* (a)	22,238	280,866
Nurix Therapeutics, Inc.*	10,270	230,767
Nuvalent, Inc. "A"*	5,521	564,798
Ocugen, Inc.* (a)	40,426	40,111
Olema Pharmaceuticals, Inc.*	6,307	75,306
Organogenesis Holdings, Inc.*	10,819	30,942
ORIC Pharmaceuticals, Inc.*	9,718	99,610
Outlook Therapeutics, Inc.*	3,089	16,495
Ovid therapeutics, Inc.*	9,195	10,850
PepGen, Inc.*	2,456	20,999
Perspective Therapeutics, Inc.*	8,868	118,388
Poseida Therapeutics, Inc.*	12,134	34,703
Praxis Precision Medicines, Inc.*	2,714	156,164
Precigen, Inc.*	21,415	20,282
Prelude Therapeutics, Inc.*	1,577	3,264
Prime Medicine, Inc.* (a)	8,984	34,768
ProKidney Corp.* (a)	18,189	34,923
Protagonist Therapeutics, Inc.*	9,187	413,415
Prothena Corp. PLC*	6,966	116,541
PTC Therapeutics, Inc.*	11,963	443,827
Puma Biotechnology, Inc.*	6,653	16,965
Pyxis Oncology, Inc.*	7,757	28,468
Q32 Bio, Inc.* (a)	967	43,148
RAPT Therapeutics, Inc.*	4,548	9,141
Recursion Pharmaceuticals, Inc. "A"* (a)	38,347	252,707
REGENXBIO, Inc.*	7,267	76,231
Regulus Therapeutics, Inc.* (a)	10,060	15,794
Relay Therapeutics, Inc.*	15,756	111,552
Renovaro, Inc.* (a)	7,865	3,801
Replimune Group, Inc.*	9,883	108,318
REVOLUTION Medicines, Inc.*	24,144	1,094,930
Rhythm Pharmaceuticals, Inc.*	8,616	451,392
Rigel Pharmaceuticals, Inc.*	2,781	44,997
Rocket Pharmaceuticals, Inc.*	10,368	191,497
Sage Therapeutics, Inc.* (a)	8,273	59,731
Sana Biotechnology, Inc.* (a)	20,853	86,748
Savara, Inc.*	19,203	81,421
Scholar Rock Holding Corp.*	10,812	86,604

Sera Prognostics, Inc. "A"* (a)	4,362	34,024
Shattuck Labs, Inc.* (a)	6,213	21,683
Skye Bioscience, Inc.*	2,722	10,643
Soleno Therapeutics, Inc.*	3,738	188,732
Solid Biosciences, Inc.*	3,588	25,008
SpringWorks Therapeutics, Inc.*	10,770	345,071
Spyre Therapeutics, Inc.*	5,450	160,285
Stoke Therapeutics, Inc.*	5,616	69,021
Summit Therapeutics, Inc.*	13,800	302,220
Sutro Biopharma, Inc.*	12,979	44,907
Syndax Pharmaceuticals, Inc.*	12,954	249,365
Tango Therapeutics, Inc.*	7,525	57,943
Taysha Gene Therapies, Inc.*	25,244	50,740
Tenaya Therapeutics, Inc.*	8,809	17,001
TG Therapeutics, Inc.*	21,966	513,785
Tourmaline Bio, Inc. (a)	3,648	93,790
Travere Therapeutics, Inc.*	11,434	159,962
TScan Therapeutics, Inc.*	6,049	30,124
Twist Bioscience Corp.*	9,221	416,605
Tyra Biosciences, Inc.*	3,206	75,373
UroGen Pharma Ltd.* (a)	6,196	78,689
Vanda Pharmaceuticals, Inc.*	8,913	41,802
Vaxcyte, Inc.*	18,914	2,161,303
Vera Therapeutics, Inc.*	6,129	270,902
Veracyte, Inc.*	12,149	413,552
Verastem, Inc.*	4,109	12,286
Vericel Corp.*	7,578	320,170
Verve Therapeutics, Inc.*	11,248	54,440
Vir Biotechnology, Inc.*	14,141	105,916
Viridian Therapeutics, Inc.*	9,899	225,202
Voyager Therapeutics, Inc.*	7,297	42,687
Werewolf Therapeutics, Inc.*	4,871	10,327
X4 Pharmaceuticals, Inc.*	26,899	18,004
XBiotech, Inc.* (a)	2,972	22,974
Xencor, Inc.*	9,363	188,290
XOMA Royalty Corp.* (a)	1,133	30,002
Y-mAbs Therapeutics, Inc.*	5,581	73,390
Zentalis Pharmaceuticals, Inc.*	9,156	33,694
Zura Bio Ltd.* (a)	7,452	30,255
Zymeworks, Inc.*	8,550	107,303
		38,170,482
Health Care Equipment & Supplies 3.2%
Accuray, Inc.*	14,471	26,048
Alphatec Holdings, Inc.*	16,216	90,161
AngioDynamics, Inc.*	5,622	43,739
Artivion, Inc.*	6,453	171,779
AtriCure, Inc.*	7,486	209,908
Avanos Medical, Inc.*	7,090	170,373
Axogen, Inc.*	6,786	95,140
Axonics, Inc.*	8,027	558,679
Bioventus, Inc. "A"*	5,967	71,306
Cerus Corp.*	27,766	48,313
CONMED Corp.	4,872	350,394
CVRx, Inc.*	2,189	19,285
Embecta Corp.	9,175	129,368
Fractyl Health, Inc.* (a)	6,775	17,141
Glaukos Corp.*	7,726	1,006,543
Haemonetics Corp.*	8,001	643,120

ICU Medical, Inc.*	3,383	616,450
Inari Medical, Inc.*	8,488	350,045
Inmode Ltd.*	12,577	213,180
Inogen, Inc.*	3,482	33,775
Integer Holdings Corp.*	5,254	683,020
Integra LifeSciences Holdings Corp.*	10,810	196,418
iRadimed Corp.	1,307	65,729
iRhythm Technologies, Inc.*	5,004	371,497
Lantheus Holdings, Inc.*	10,843	1,190,019
LeMaitre Vascular, Inc.	3,206	297,805
LivaNova PLC*	8,548	449,112
Merit Medical Systems, Inc.*	9,101	899,452
Neogen Corp.*	34,844	585,728
NeuroPace, Inc.* (a)	2,199	15,327
Nevro Corp.*	5,476	30,611
Novocure Ltd.*	16,778	262,240
Omnicell, Inc.*	7,214	314,531
OraSure Technologies, Inc.*	11,020	47,055
Orchestra BioMed Holdings, Inc.*	3,725	19,147
Orthofix Medical, Inc.*	5,447	85,082
OrthoPediatrics Corp.*	2,617	70,947
Paragon 28, Inc.* (a)	8,094	54,068
PROCEPT BioRobotics Corp.*	6,682	535,362
Pulmonx Corp.*	5,702	47,270
Pulse Biosciences, Inc.*	2,985	52,357
RxSight, Inc.*	5,753	284,371
Sanara Medtech, Inc.*	585	17,690
Semler Scientific, Inc.* (a)	673	15,849
SI-BONE, Inc.*	6,505	90,940
Sight Sciences, Inc.*	5,608	35,330
STAAR Surgical Co.*	7,795	289,584
Stereotaxis, Inc.*	8,864	18,083
Surmodics, Inc.*	2,230	86,479
Tactile Systems Technology, Inc.*	3,597	52,552
Tandem Diabetes Care, Inc.*	10,157	430,758
TransMedics Group, Inc.*	5,053	793,321
Treace Medical Concepts, Inc.*	7,853	45,547
UFP Technologies, Inc.*	1,159	367,055
Utah Medical Products, Inc.	598	40,012
Varex Imaging Corp.*	6,035	71,937
Zimvie, Inc.*	4,381	69,527
Zynex, Inc.* (a)	2,811	22,938
		13,869,497
Health Care Providers & Services 2.8%
Accolade, Inc.*	12,889	49,623
AdaptHealth Corp.*	16,050	180,241
Addus HomeCare Corp.*	2,727	362,773
agilon health, Inc.*	48,603	191,010
AirSculpt Technologies, Inc.* (a)	1,863	9,445
Alignment Healthcare, Inc.*	15,794	186,685
AMN Healthcare Services, Inc.*	5,972	253,153
Ardent Health Partners, Inc.*	1,674	30,768
Astrana Health, Inc.*	6,790	393,413
Aveanna Healthcare Holdings, Inc.*	8,123	42,240
BrightSpring Health Services, Inc.*	8,910	130,799
Brookdale Senior Living, Inc.*	30,163	204,807
Castle Biosciences, Inc.*	4,083	116,447
Community Health Systems, Inc.*	19,767	119,986

Concentra Group Holdings Parent, Inc.*	3,414	76,337
CorVel Corp.*	1,413	461,896
Cross Country Healthcare, Inc.*	5,309	71,353
Docgo, Inc.*	16,162	53,658
Enhabit, Inc.*	7,807	61,675
Fulgent Genetics, Inc.*	3,433	74,599
GeneDx Holdings Corp.*	1,927	81,782
Guardant Health, Inc.*	18,509	424,596
HealthEquity, Inc.*	13,459	1,101,619
Hims & Hers Health, Inc.*	30,302	558,163
InfuSystem Holdings, Inc.*	2,808	18,814
Innovage Holding Corp.* (a)	3,668	22,008
LifeStance Health Group, Inc.*	22,683	158,781
ModivCare, Inc.*	1,900	27,132
Nano-X Imaging Ltd.* (a)	8,603	52,306
National HealthCare Corp.	1,967	247,390
National Research Corp.	2,463	56,304
NeoGenomics, Inc.*	19,920	293,820
OPKO Health, Inc.* (a)	51,477	76,701
Option Care Health, Inc.*	27,013	845,507
Owens & Minor, Inc.*	11,888	186,523
PACS Group, Inc.*	6,285	251,211
Patterson Companies, Inc.	12,675	276,822
Pediatrix Medical Group, Inc.*	12,951	150,102
Performant Financial Corp.*	10,534	39,397
PetIQ, Inc.*	4,286	131,880
Privia Health Group, Inc.*	16,113	293,418
Progyny, Inc.*	13,586	227,701
Quipt Home Medical Corp.* (a)	6,263	18,288
RadNet, Inc.*	10,445	724,779
Select Medical Holdings Corp.	17,036	594,045
Sonida Senior Living, Inc.*	545	14,573
Surgery Partners, Inc.*	12,077	389,362
Talkspace, Inc.*	19,456	40,663
The Ensign Group, Inc.	8,767	1,260,870
The Joint Corp.*	1,739	19,894
The Pennant Group, Inc.*	4,569	163,113
U.S. Physical Therapy, Inc.	2,365	200,150
Viemed Healthcare, Inc.*	5,214	38,219
		12,056,841
Health Care Technology 0.4%
Definitive Healthcare Corp.*	8,538	38,165
Evolent Health, Inc. "A"*	18,196	514,583
Health Catalyst, Inc.*	9,300	75,702
HealthStream, Inc.	3,911	112,793
LifeMD, Inc.*	5,470	28,663
OptimizeRx Corp.*	3,079	23,770
Phreesia, Inc.*	8,927	203,446
Schrodinger, Inc.*	8,770	162,683
Simulations Plus, Inc.	2,522	80,754
Teladoc Health, Inc.*	26,893	246,878
Waystar Holding Corp.*	6,857	191,242
		1,678,679
Life Sciences Tools & Services 0.3%
Adaptive Biotechnologies Corp.*	17,433	89,257
Akoya Biosciences, Inc.* (a)	3,812	10,369
BioLife Solutions, Inc.*	5,599	140,199
ChromaDex Corp.*	7,791	28,437

Codexis, Inc.*	11,107	34,210
Conduit Pharmaceuticals, Inc.*	3,837	455
CryoPort, Inc.*	6,579	53,356
Cytek Biosciences, Inc.*	18,973	105,110
Harvard Bioscience, Inc.*	6,058	16,296
Lifecore Biomedical, Inc.*	3,380	16,663
Maravai LifeSciences Holdings, Inc. "A"*	17,413	144,702
MaxCyte, Inc.*	16,583	64,508
Mesa Laboratories, Inc.	861	111,809
Nautilus Biotechnology, Inc.*	7,810	22,259
OmniAb, Inc.*	15,763	66,677
Pacific Biosciences of California, Inc.* (a)	43,412	73,800
Quanterix Corp.*	6,033	78,188
Quantum-Si, Inc.*	16,051	14,160
Standard BioTools, Inc.*	47,644	91,953
		1,162,408
Pharmaceuticals 1.7%
Alto Neuroscience, Inc.*	3,539	40,486
Alumis, Inc.* (a)	2,361	25,216
Amneal Pharmaceuticals, Inc.*	25,025	208,208
Amphastar Pharmaceuticals, Inc.*	6,001	291,229
ANI Pharmaceuticals, Inc.*	2,908	173,491
Aquestive Therapeutics, Inc.* (a)	11,740	58,465
Arvinas, Inc.*	10,117	249,182
Atea Pharmaceuticals, Inc.*	11,448	38,351
Avadel Pharmaceuticals PLC*	14,482	189,931
Axsome Therapeutics, Inc.*	5,740	515,854
Biote Corp. "A"*	4,281	23,888
Cassava Sciences, Inc.* (a)	6,403	188,440
Collegium Pharmaceutical, Inc.*	5,300	204,792
Contineum Therapeutics, Inc. "A"*	1,110	21,245
Corcept Therapeutics, Inc.*	12,938	598,771
CorMedix, Inc.* (a)	8,533	68,947
Edgewise Therapeutics, Inc.*	11,423	304,880
Enliven Therapeutics, Inc.* (a)	5,548	141,696
Esperion Therapeutics, Inc.* (a)	29,757	49,099
Evolus, Inc.*	8,692	140,810
EyePoint Pharmaceuticals, Inc.*	7,876	62,929
Fulcrum Therapeutics, Inc.*	9,793	34,961
Harmony Biosciences Holdings, Inc.*	4,758	190,320
Harrow, Inc.*	4,809	216,213
Innoviva, Inc.*	8,634	166,723
Ligand Pharmaceuticals, Inc.*	2,681	268,341
Liquidia Corp.*	9,063	90,630
Longboard Pharmaceuticals, Inc.*	5,092	169,716
MediWound Ltd.* (a)	1,269	22,918
Mind Medicine MindMed, Inc.*	11,358	64,627
Nektar Therapeutics*	28,200	36,660
Neumora Therapeutics, Inc.*	13,253	175,072
Nuvation Bio, Inc.*	28,322	64,857
Ocular Therapeutix, Inc.*	24,492	213,080
Omeros Corp.* (a)	9,449	37,513
Pacira BioSciences, Inc.*	7,225	108,736
Phathom Pharmaceuticals, Inc.* (a)	5,466	98,825
Phibro Animal Health Corp. "A"	3,254	73,280
Pliant Therapeutics, Inc.*	9,442	105,845
Prestige Consumer Healthcare, Inc.*	7,881	568,220
Rapport Therapeutics, Inc.*	1,559	31,928

Revance Therapeutics, Inc.*	16,538	85,832
Scilex Holding Co.*	10,126	9,362
scPharmaceuticals, Inc.*	4,473	20,397
SIGA Technologies, Inc.	7,213	48,688
Supernus Pharmaceuticals, Inc.*	7,933	247,351
Tarsus Pharmaceuticals, Inc.*	5,784	190,236
Telomir Pharmaceuticals, Inc.*	17	109
Terns Pharmaceuticals, Inc.*	9,121	76,069
Theravance Biopharma, Inc.*	5,833	47,014
Third Harmonic Bio, Inc.* (a)	3,024	40,975
Trevi Therapeutics, Inc.*	9,364	31,276
Ventyx Biosciences, Inc.* (a)	9,709	21,166
Verrica Pharmaceuticals, Inc.* (a)	3,208	4,652
WaVe Life Sciences Ltd.*	12,199	100,032
Xeris Biopharma Holdings, Inc.*	20,745	59,123
Zevra Therapeutics, Inc.*	6,706	46,540
		7,363,197
Industrials 16.9%
Aerospace & Defense 1.1%
AAR Corp.*	5,396	352,683
AeroVironment, Inc.*	4,127	827,463
AerSale Corp.*	4,933	24,912
Archer Aviation, Inc. "A"* (a)	36,842	111,631
Astronics Corp.*	4,547	88,576
Byrna Technologies, Inc.*	2,744	46,566
Cadre Holdings, Inc.	4,124	156,506
Ducommun, Inc.*	2,167	142,654
Eve Holding, Inc.* (a)	2,836	9,189
Intuitive Machines, Inc.*	4,586	36,917
Kratos Defense & Security Solutions, Inc.*	23,308	543,076
Leonardo DRS, Inc.*	11,597	327,267
Mercury Systems, Inc.*	8,662	320,494
Moog, Inc. "A"	4,487	906,464
National Presto Industries, Inc.	876	65,823
Park Aerospace Corp.	2,903	37,826
Redwire Corp.* (a)	3,576	24,567
Rocket Lab USA, Inc.* (a)	54,889	534,070
Terran Orbital Corp.* (a)	24,719	6,209
Triumph Group, Inc.*	11,712	150,968
V2X, Inc.*	1,944	108,592
Virgin Galactic Holdings, Inc.* (a)	2,735	16,683
VirTra, Inc.*	1,711	10,642
		4,849,778
Air Freight & Logistics 0.2%
Air Transport Services Group, Inc.*	8,132	131,657
Forward Air Corp.	4,026	142,520
Hub Group, Inc. "A"	9,738	442,592
Radiant Logistics, Inc.*	5,901	37,944
		754,713
Building Products 1.5%
American Woodmark Corp.*	2,502	233,812
Apogee Enterprises, Inc.	3,461	242,322
AZZ, Inc.	4,638	383,145
Caesarstone Ltd.*	3,310	15,094
CSW Industrials, Inc.	2,636	965,804
Gibraltar Industries, Inc.*	4,824	337,342

Griffon Corp.	5,972	418,040
Insteel Industries, Inc.	2,894	89,974
Janus International Group, Inc.*	22,356	226,019
JELD-WEN Holding, Inc.*	13,552	214,257
Masterbrand, Inc.*	19,805	367,185
Quanex Building Products Corp.	7,050	195,637
Resideo Technologies, Inc.*	22,891	461,025
Tecnoglass, Inc.	3,539	242,988
UFP Industries, Inc.	9,542	1,252,006
Zurn Elkay Water Solutions Corp.	22,668	814,688
		6,459,338
Commercial Services & Supplies 1.7%
ABM Industries, Inc.	10,028	529,077
ACCO Brands Corp.	14,335	78,413
ACV Auctions, Inc. "A"*	23,278	473,242
Aris Water Solutions, Inc. "A"	4,235	71,444
Bridger Aerospace Group Holdings, Inc.* (a)	1,484	3,295
BrightView Holdings, Inc.*	8,931	140,574
Casella Waste Systems, Inc. "A"*	9,766	971,619
CECO Environmental Corp.*	4,588	129,382
Cimpress PLC*	2,683	219,791
CompX International, Inc.	256	7,478
CoreCivic, Inc.*	17,452	220,768
Deluxe Corp.	7,034	137,093
Driven Brands Holdings, Inc.*	9,463	135,037
Ennis, Inc.	3,826	93,048
Enviri Corp.*	13,037	134,803
Healthcare Services Group, Inc.*	11,926	133,213
HNI Corp.	7,353	395,886
Interface, Inc.	9,109	172,798
LanzaTech Global, Inc.* (a)	17,755	33,912
Liquidity Services, Inc.*	3,583	81,692
Matthews International Corp. "A"	4,724	109,597
MillerKnoll, Inc.	10,885	269,513
Montrose Environmental Group, Inc.*	5,008	131,710
NL Industries, Inc.	1,654	12,289
OPENLANE, Inc.*	16,968	286,420
Perma-Fix Environmental Services, Inc.* (a)	1,997	24,503
Pitney Bowes, Inc.	24,955	177,929
Quad Graphics, Inc.	5,260	23,880
Quest Resource Holding Corp.* (a)	2,748	21,929
Steelcase, Inc. "A"	15,041	202,903
The Brink's Co.	7,130	824,513
The GEO Group, Inc.*	19,828	254,790
UniFirst Corp.	2,394	475,568
Viad Corp.*	3,245	116,268
Virco Mfg. Corp.	1,655	22,856
VSE Corp.	2,522	208,645
		7,325,878
Construction & Engineering 1.6%
Ameresco, Inc. "A"*	5,078	192,659
Arcosa, Inc.	7,633	723,303
Argan, Inc.	1,928	195,557
Bowman Consulting Group Ltd.*	2,103	50,640
Centuri Holdings, Inc.*	2,176	35,142
Concrete Pumping Holdings, Inc.*	3,638	21,064
Construction Partners, Inc. "A"*	6,769	472,476
Dycom Industries, Inc.*	4,479	882,811

Fluor Corp.*	26,927	1,284,687
Granite Construction, Inc.	6,944	550,520
Great Lakes Dredge & Dock Corp.*	10,428	109,807
IES Holdings, Inc.*	1,337	266,892
Limbach Holdings, Inc.*	1,610	121,974
Matrix Service Co.*	4,183	48,230
MYR Group, Inc.*	2,551	260,789
Northwest Pipe Co.*	1,451	65,484
Orion Group Holdings, Inc.*	4,841	27,932
Primoris Services Corp.	8,383	486,885
Southland Holdings, Inc.*	1,694	6,268
Sterling Infrastructure, Inc.*	4,829	700,302
Tutor Perini Corp.*	6,814	185,068
		6,688,490
Electrical Equipment 1.2%
Allient, Inc.	2,345	44,532
American Superconductor Corp.*	5,379	126,944
Amprius Technologies, Inc.*	844	937
Array Technologies, Inc.*	24,065	158,829
Atkore, Inc.	5,763	488,357
Blink Charging Co.* (a)	15,246	26,223
Bloom Energy Corp. "A"* (a)	31,956	337,455
ChargePoint Holdings, Inc.* (a)	63,845	87,468
Energy Vault Holdings, Inc.* (a)	15,322	14,709
EnerSys	6,379	650,977
Enovix Corp.* (a)	23,812	222,404
Fluence Energy, Inc.*	9,595	217,902
Freyr Battery, Inc.* (a)	17,899	17,364
FuelCell Energy, Inc.* (a)	69,212	26,301
GrafTech International, Ltd.*	41,142	54,307
LSI Industries, Inc.	4,451	71,884
NANO Nuclear Energy, Inc.* (a)	974	14,035
Net Power, Inc.*	3,350	23,484
NEXTracker, Inc. "A"*	22,896	858,142
NuScale Power Corp.* (a)	12,223	141,542
Plug Power, Inc.* (a)	119,403	269,851
Powell Industries, Inc.	1,470	326,325
Preformed Line Products Co.	386	49,439
SES AI Corp.*	19,435	12,435
Shoals Technologies Group, Inc. "A"*	27,088	151,964
SolarMax Technology, Inc.* (a)	1,033	652
Stem, Inc.* (a)	21,868	7,614
Sunrun, Inc.*	34,562	624,190
Thermon Group Holdings, Inc.*	5,256	156,839
TPI Composites, Inc.* (a)	6,530	29,712
Ultralife Corp.*	1,604	14,500
Vicor Corp.*	3,545	149,244
		5,376,561
Ground Transportation 0.5%
ArcBest Corp.	3,759	407,664
Covenant Logistics Group, Inc.	1,274	67,318
FTAI Infrastructure, Inc.	15,846	148,319
Heartland Express, Inc.	7,185	88,232
Hertz Global Holdings, Inc.* (a)	19,410	64,053
Marten Transport Ltd.	9,242	163,583
P.A.M. Transportation Services, Inc.*	1,054	19,499
Proficient Auto Logistics, Inc.*	2,146	30,430
RXO, Inc.*	21,593	604,604

Universal Logistics Holdings, Inc.	1,097	47,292
Werner Enterprises, Inc.	9,648	372,316
		2,013,310
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A"	3,967	100,484
IT Services 0.2%
ASGN, Inc.*	7,095	661,467
Machinery 3.7%
374Water, Inc.* (a)	9,195	12,505
3D Systems Corp.*	19,898	56,510
Alamo Group, Inc.	1,614	290,730
Albany International Corp. "A"	4,890	434,476
Astec Industries, Inc.	3,619	115,591
Atmus Filtration Technologies, Inc.	13,356	501,251
Barnes Group, Inc.	7,363	297,539
Blue Bird Corp.*	5,059	242,630
Chart Industries, Inc.*	6,830	847,876
Columbus McKinnon Corp.	4,501	162,036
Commercial Vehicle Group, Inc.*	5,085	16,526
Douglas Dynamics, Inc.	3,786	104,418
Eastern Co. (a)	846	27,453
Energy Recovery, Inc.*	9,047	157,327
Enerpac Tool Group Corp.	8,576	359,249
Enpro, Inc. (a)	3,296	534,545
ESCO Technologies, Inc.	4,062	523,917
Federal Signal Corp.	9,560	893,478
Franklin Electric Co., Inc.	7,140	748,415
Gencor Industries, Inc.*	1,639	34,190
Gorman-Rupp Co.	3,319	129,275
Graham Corp.*	1,621	47,965
Greenbrier Companies, Inc.	4,835	246,053
Helios Technologies, Inc.	5,243	250,091
Hillenbrand, Inc.	11,285	313,723
Hillman Solutions Corp.*	31,016	327,529
Hyliion Holdings Corp.*	23,005	57,052
Hyster-Yale, Inc.	1,805	115,105
John Bean Technologies Corp.	4,981	490,678
Kadant, Inc.	1,844	623,272
Kennametal, Inc.	12,578	326,148
L.B. Foster Co. "A"*	1,439	29,399
Lindsay Corp.	1,736	216,375
Luxfer Holdings PLC	4,237	54,869
Mayville Engineering Co., Inc.*	2,088	44,015
Miller Industries, Inc.	1,713	104,493
Mueller Industries, Inc.	17,734	1,314,089
Mueller Water Products, Inc. "A"	24,381	529,068
NN, Inc.*	7,381	28,786
Omega Flex, Inc.	642	32,049
Park-Ohio Holdings Corp.	1,306	40,094
Proto Labs, Inc.*	4,064	119,360
REV Group, Inc.	8,084	226,837
Shyft Group, Inc.	5,297	66,477
SPX Technologies, Inc.*	7,160	1,141,734
Standex International Corp.	1,834	335,218
Taylor Devices, Inc.*	376	18,770
Tennant Co.	2,986	286,775

Terex Corp.	10,468	553,862
The Manitowoc Co., Inc.*	5,904	56,796
Titan International, Inc.*	7,541	61,308
Trinity Industries, Inc.	12,806	446,161
Twin Disc, Inc.	1,812	22,632
Wabash National Corp.	7,163	137,458
Watts Water Technologies, Inc. "A"	4,357	902,727
		16,056,905
Marine Transportation 0.3%
Costamare, Inc.	7,109	111,753
Genco Shipping & Trading Ltd.	6,662	129,909
Golden Ocean Group Ltd.	19,122	255,852
Himalaya Shipping Ltd.*	4,674	40,477
Matson, Inc.	5,387	768,294
Pangaea Logistics Solutions Ltd.	5,472	39,563
Safe Bulkers, Inc.	10,396	53,851
		1,399,699
Passenger Airlines 0.3%
Allegiant Travel Co.	2,546	140,183
Blade Air Mobility, Inc.*	9,256	27,213
Frontier Group Holdings, Inc.*	5,977	31,977
JetBlue Airways Corp.*	48,534	318,383
Joby Aviation, Inc.* (a)	62,860	316,186
SkyWest, Inc.*	6,264	532,565
Spirit Airlines, Inc. (a)	18,082	43,397
Sun Country Airlines Holdings, Inc.*	6,406	71,811
Wheels Up Experience, Inc.* (a)	14,548	35,206
		1,516,921
Professional Services 2.3%
Alight, Inc. "A"*	66,529	492,315
Asure Software, Inc.*	3,563	32,245
Barrett Business Services, Inc.	4,071	152,703
BlackSky Technology, Inc.* (a)	2,279	10,802
CBIZ, Inc.*	7,668	515,980
Conduent, Inc.*	26,145	105,364
CRA International, Inc.	1,050	184,086
CSG Systems International, Inc.	4,675	227,439
DLH Holdings Corp.* (a)	1,417	13,263
ExlService Holdings, Inc.*	24,917	950,584
Exponent, Inc.	8,044	927,312
First Advantage Corp.*	8,133	161,440
FiscalNote Holdings, Inc.*	9,652	12,355
Forrester Research, Inc.*	2,130	38,361
Franklin Covey Co.*	1,809	74,404
Heidrick & Struggles International, Inc.	3,192	124,041
HireQuest, Inc.	827	11,710
Huron Consulting Group, Inc.*	2,831	307,730
IBEX Holdings Ltd.*	1,353	27,033
ICF International, Inc.	2,926	488,028
Innodata, Inc.* (a)	4,273	71,658
Insperity, Inc.	5,735	504,680
Kelly Services, Inc. "A"	5,113	109,469
Kforce, Inc.	2,957	181,708
Korn Ferry	8,288	623,589
Legalzoom.com, Inc.*	21,724	137,947
Maximus, Inc.	9,670	900,857
Mistras Group, Inc.*	3,315	37,692

NV5 Global, Inc.*	2,260	211,265
Planet Labs PBC*	34,323	76,540
Resources Connection, Inc.	5,033	48,820
Spire Global, Inc.* (a)	3,541	35,375
Sterling Check Corp.*	5,233	87,496
TriNet Group, Inc.	5,014	486,208
TrueBlue, Inc.*	4,745	37,438
TTEC Holdings, Inc.	3,010	17,669
Upwork, Inc.*	19,642	205,259
Verra Mobility Corp.*	26,523	737,605
Willdan Group, Inc.*	1,993	81,613
WNS Holdings Ltd.*	7,088	373,608
		9,823,691
Trading Companies & Distributors 2.3%
Alta Equipment Group, Inc.	4,290	28,915
Applied Industrial Technologies, Inc.	6,105	1,362,209
Beacon Roofing Supply, Inc.*	10,030	866,893
BlueLinx Holdings, Inc.*	1,340	141,263
Boise Cascade Co.	6,235	879,010
Custom Truck One Source, Inc.*	8,760	30,222
Distribution Solutions Group, Inc.*	1,682	64,774
DNOW, Inc.*	17,004	219,862
DXP Enterprises, Inc.*	1,970	105,119
EVI Industries, Inc.	1,104	21,340
FTAI Aviation Ltd.	16,105	2,140,354
GATX Corp.	5,655	749,005
Global Industrial Co.	2,293	77,893
GMS, Inc.*	6,287	569,413
H&E Equipment Services, Inc.	5,092	247,878
Herc Holdings, Inc.	4,426	705,637
Hudson Technologies, Inc.*	6,658	55,528
Karat Packaging, Inc.	992	25,683
McGrath RentCorp.	3,820	402,170
MRC Global, Inc.*	13,317	169,658
Rush Enterprises, Inc. "A"	9,725	513,772
Rush Enterprises, Inc. "B"	1,396	66,938
Titan Machinery, Inc.*	3,186	44,381
Transcat, Inc.*	1,448	174,875
Willis Lease Finance Corp.	452	67,262
Xometry, Inc. "A"*	6,637	121,922
		9,851,976
Transportation Infrastructure 0.0%
Sky Harbour Group Corp.* (a)	1,780	19,651
Information Technology 12.4%
Communications Equipment 0.6%
ADTRAN Holdings, Inc.*	12,102	71,765
Applied Optoelectronics, Inc.* (a)	5,844	83,628
Aviat Networks, Inc.*	1,723	37,268
Calix, Inc.*	9,265	359,389
Clearfield, Inc.*	2,039	79,439
CommScope Holding Co., Inc.*	34,136	208,571
Digi International, Inc.*	5,843	160,858
Extreme Networks, Inc.*	20,168	303,125
Harmonic, Inc.*	17,756	258,705
Infinera Corp.*	31,991	215,939
NETGEAR, Inc.*	4,531	90,892

NetScout Systems, Inc.*	10,935	237,836
Ribbon Communications, Inc.*	15,211	49,436
Viasat, Inc.*	19,884	237,415
Viavi Solutions, Inc.*	34,339	309,738
		2,704,004
Electronic Equipment, Instruments & Components 3.0%
908 Devices, Inc.*	3,218	11,166
Advanced Energy Industries, Inc.	5,880	618,811
Aeva Technologies, Inc.*	2,169	7,136
Arlo Technologies, Inc.*	14,985	181,468
Badger Meter, Inc.	4,676	1,021,285
Bel Fuse, Inc. "A" (a)	293	29,133
Bel Fuse, Inc. "B"	1,609	126,323
Belden, Inc.	6,375	746,704
Benchmark Electronics, Inc.	5,753	254,973
Climb Global Solutions, Inc.	634	63,108
CTS Corp.	4,811	232,756
Daktronics, Inc.*	5,820	75,136
ePlus, Inc.*	4,119	405,062
Evolv Technologies Holdings, Inc.*	20,705	83,855
Fabrinet*	5,766	1,363,313
FARO Technologies, Inc.*	2,722	52,099
Insight Enterprises, Inc.*	4,439	956,116
Iteris, Inc.*	6,498	46,396
Itron, Inc.*	7,243	773,625
Kimball Electronics, Inc.*	3,902	72,226
Knowles Corp.*	13,521	243,784
Lightwave Logic, Inc.* (a)	20,423	56,368
Methode Electronics, Inc.	5,173	61,869
MicroVision, Inc.* (a)	35,799	40,811
Mirion Technologies, Inc.*	31,480	348,484
Napco Security Technologies, Inc.	5,634	227,952
nLight, Inc.*	7,293	77,962
Novanta, Inc.*	5,669	1,014,298
OSI Systems, Inc.*	2,601	394,910
Ouster, Inc.*	6,834	43,054
PAR Technology Corp.*	5,842	304,251
PC Connection, Inc.	1,905	143,694
Plexus Corp.*	4,270	583,752
Powerfleet, Inc. NJ*	14,279	71,395
Richardson Electronics Ltd.	1,823	22,496
Rogers Corp.*	2,961	334,623
Sanmina Corp.*	8,438	577,581
ScanSource, Inc.*	3,947	189,574
SmartRent, Inc.*	30,810	53,301
TTM Technologies, Inc.*	15,891	290,011
Vishay Intertechnology, Inc.	20,241	382,757
Vishay Precision Group, Inc.*	1,894	49,055
		12,632,673
IT Services 0.6%
Applied Digital Corp.* (a)	19,326	159,439
Backblaze, Inc. "A"*	6,319	40,378
BigBear.ai Holdings, Inc.* (a)	16,217	23,677
BigCommerce Holdings, Inc.Series 1*	11,181	65,409
Core Scientific, Inc.*	28,088	333,124
Couchbase, Inc.*	6,127	98,767
DigitalOcean Holdings, Inc.*	10,343	417,754
Fastly, Inc. "A"*	20,323	153,845

Grid Dynamics Holdings, Inc.*	9,047	126,658
Information Services Group, Inc.	5,892	19,444
Perficient, Inc.*	5,546	418,612
Rackspace Technology, Inc.*	10,639	26,066
Squarespace, Inc. "A"*	9,689	449,860
The Hackett Group, Inc.	4,208	110,544
Thoughtworks Holding, Inc.*	16,977	75,038
Tucows, Inc. "A"*	1,493	31,189
Unisys Corp.*	10,200	57,936
		2,607,740
Semiconductors & Semiconductor Equipment 2.2%
ACM Research, Inc. "A"*	8,022	162,847
Aehr Test Systems* (a)	4,197	53,931
Alpha & Omega Semiconductor Ltd.*	3,683	136,713
Ambarella, Inc.*	5,981	337,358
Axcelis Technologies, Inc.*	5,190	544,172
CEVA, Inc.*	3,921	94,692
Cohu, Inc.*	7,347	188,818
Credo Technology Group Holding Ltd.*	20,285	624,778
Diodes, Inc.*	7,147	458,051
Everspin Technologies, Inc.*	3,220	18,998
FormFactor, Inc.*	12,311	566,306
GCT Semiconductor Holding, Inc.*	1,232	4,127
Ichor Holdings Ltd.*	5,137	163,408
Impinj, Inc.*	3,611	781,854
indie Semiconductor, Inc. "A"* (a)	25,871	103,225
Kulicke & Soffa Industries, Inc.	8,443	381,033
MaxLinear, Inc.*	12,453	180,319
Navitas Semiconductor Corp.* (a)	19,967	48,919
NVE Corp.	731	58,385
PDF Solutions, Inc.*	4,926	156,056
Photronics, Inc.*	9,709	240,395
Power Integrations, Inc.	8,885	569,706
QuickLogic Corp.* (a)	2,180	16,721
Rambus, Inc.*	17,337	731,968
Rigetti Computing, Inc.* (a)	22,572	17,676
Semtech Corp.*	10,157	463,769
Silicon Laboratories, Inc.*	5,082	587,327
SiTime Corp.*	2,946	505,268
SkyWater Technology, Inc.*	4,352	39,516
SMART Global Holdings, Inc.*	8,110	169,905
Synaptics, Inc.*	6,121	474,867
Ultra Clean Holdings, Inc.*	7,124	284,461
Veeco Instruments, Inc.*	8,918	295,453
		9,461,022
Software 5.8%
8x8, Inc.*	18,299	37,330
A10 Networks, Inc.	11,181	161,454
ACI Worldwide, Inc.*	16,787	854,458
Adeia, Inc.	17,173	204,530
Agilysys, Inc.*	3,527	384,337
Alarm.com Holdings, Inc.*	7,719	421,998
Alkami Technology, Inc.*	6,928	218,509
Altair Engineering, Inc. "A"*	9,096	868,759
American Software, Inc. "A"	5,096	57,024
Amplitude, Inc. "A"*	12,104	108,573
Appian Corp. "A"*	6,541	223,310
Arteris, Inc.* (a)	4,375	33,775

Asana, Inc. "A"*	12,377	143,449
Audioeye, Inc.* (a)	1,098	25,089
Aurora Innovation, Inc.*	147,039	870,471
Avepoint, Inc.*	19,969	235,035
Bit Digital, Inc.* (a)	18,550	65,111
Blackbaud, Inc.*	6,580	557,194
BlackLine, Inc.*	9,050	499,017
Blend Labs, Inc. "A"*	36,424	136,590
Box, Inc. "A"*	22,441	734,494
Braze, Inc. "A"*	10,549	341,155
C3.ai, Inc. "A"* (a)	13,243	320,878
Cerence, Inc.*	6,165	19,420
Cipher Mining, Inc.*	27,210	105,303
Cleanspark, Inc.*	36,623	342,059
Clear Secure, Inc. "A"	13,848	458,923
Clearwater Analytics Holdings, Inc. "A"*	24,034	606,858
CommVault Systems, Inc.*	6,920	1,064,642
Consensus Cloud Solutions, Inc.*	3,052	71,875
CS Disco, Inc.*	4,706	27,671
Daily Journal Corp.*	231	113,213
Dave, Inc.*	1,232	49,231
Digimarc Corp.* (a)	2,398	64,458
Digital Turbine, Inc.*	14,608	44,847
Domo, Inc. "B"*	5,811	43,641
D-Wave Quantum, Inc.* (a)	14,027	13,787
E2open Parent Holdings, Inc.*	31,789	140,189
eGain Corp.*	2,965	15,122
Enfusion, Inc. "A"*	7,664	72,731
Envestnet, Inc.*	8,109	507,786
EverCommerce, Inc.*	3,690	38,228
Freshworks, Inc. "A"*	32,698	375,373
Hut 8 Corp.* (a)	12,644	155,015
iLearningEngines Holdings, Inc.* (a)	4,630	7,732
Instructure Holdings, Inc.* (a)	3,485	82,072
Intapp, Inc.*	6,155	294,394
InterDigital, Inc. (a)	4,041	572,327
Jamf Holding Corp.*	12,935	224,422
Kaltura, Inc.* (a)	12,861	17,491
Life360, Inc.*	1,042	41,003
LiveRamp Holdings, Inc.*	10,265	254,367
MARA Holdings, Inc.* (a)	43,624	707,581
Matterport, Inc.*	42,338	190,521
Meridianlink, Inc.*	4,264	87,710
Mitek Systems, Inc.* (a)	7,305	63,334
N-able, Inc.*	11,272	147,212
NCR Voyix Corp.*	22,950	311,431
NextNav, Inc.* (a)	11,820	88,532
Olo, Inc. "A"*	16,031	79,514
ON24, Inc.*	4,525	27,693
OneSpan, Inc.*	6,282	104,721
Ooma, Inc.*	4,359	49,649
Pagaya Technologies Ltd. "A"* (a)	7,468	78,937
PagerDuty, Inc.* (a)	14,327	265,766
Porch Group, Inc.*	12,288	18,862
Prairie Operating Co.*	662	5,799
Progress Software Corp.	6,756	455,152
PROS Holdings, Inc.*	7,216	133,640
Q2 Holdings, Inc.*	9,304	742,180

Qualys, Inc.*	5,904	758,428
Rapid7, Inc.*	9,907	395,190
Red Violet, Inc.*	1,699	48,337
Rekor Systems, Inc.*	11,366	13,412
ReposiTrak, Inc. (a)	1,857	34,299
Rimini Street, Inc.*	8,204	15,177
Riot Platforms, Inc.* (a)	45,348	336,482
Roadzen, Inc.* (a)	2,538	3,020
Sapiens International Corp. NV	4,846	180,610
SEMrush Holdings, Inc. "A"*	5,711	89,720
Silvaco Group, Inc.*	1,082	15,473
Solarwinds Corp.	8,625	112,556
SoundHound AI, Inc. "A"* (a)	47,138	219,663
SoundThinking, Inc.*	1,538	17,825
Sprinklr, Inc. "A"*	19,527	150,944
Sprout Social, Inc. "A"*	7,779	226,136
SPS Commerce, Inc.*	5,866	1,139,001
Telos Corp.*	8,944	32,109
Tenable Holdings, Inc.*	18,561	752,092
Terawulf, Inc.*	36,267	169,730
Varonis Systems, Inc.*	17,407	983,495
Verint Systems, Inc.*	9,730	246,461
Vertex, Inc. "A"*	8,537	328,760
Viant Technology, Inc. "A"*	2,474	27,387
Weave Communications, Inc.*	6,195	79,296
WM Technology, Inc.*	13,563	11,800
Workiva, Inc.*	7,967	630,349
Xperi, Inc.*	7,172	66,269
Yext, Inc.*	17,298	119,702
Zeta Global Holdings Corp. "A"*	28,140	839,416
Zuora, Inc. "A"*	21,838	188,244
		25,116,337
Technology Hardware, Storage & Peripherals 0.2%
Composecure, Inc. "A" (a)	3,786	53,080
Corsair Gaming, Inc.*	7,237	50,370
CPI Card Group, Inc.*	677	18,841
Diebold Nixdorf, Inc.*	3,984	177,925
Eastman Kodak Co.*	9,585	45,241
Immersion Corp.	4,697	41,897
IonQ, Inc.* (a)	31,252	273,143
Turtle Beach Corp.*	2,545	39,040
Xerox Holding Corp.	18,349	190,463
		890,000
Materials 4.5%
Chemicals 2.0%
AdvanSix, Inc.	3,930	119,393
American Vanguard Corp.	4,134	21,910
Arcadium Lithium PLC*	173,712	495,079
Arq, Inc.*	3,916	22,987
Asp Isotopes, Inc.*	6,224	17,303
Aspen Aerogels, Inc.*	9,172	253,973
Avient Corp.	14,204	714,745
Balchem Corp.	5,141	904,816
Cabot Corp.	8,538	954,292
Core Molding Technologies, Inc.*	1,251	21,530
Ecovyst, Inc.*	18,429	126,239

H.B. Fuller Co.	8,715	691,797
Hawkins, Inc.	3,040	387,509
Ingevity Corp.*	5,745	224,055
Innospec, Inc.	3,907	441,843
Intrepid Potash, Inc.*	1,908	45,792
Koppers Holdings, Inc.	3,231	118,028
Kronos Worldwide, Inc.	3,387	42,168
LSB Industries, Inc.*	8,076	64,931
Mativ Holdings, Inc.	8,510	144,585
Minerals Technologies, Inc.	5,163	398,738
Northern Technologies International Corp. (a)	1,253	15,399
Orion SA	9,085	161,804
Perimeter Solutions SA*	21,107	283,889
PureCycle Technologies, Inc.* (a)	19,451	184,785
Quaker Chemical Corp.	2,207	371,857
Rayonier Advanced Materials, Inc.*	9,680	82,861
Sensient Technologies Corp.	6,612	530,415
Stepan Co.	3,374	260,641
Tronox Holdings PLC	18,719	273,859
Valhi, Inc.	300	10,011
		8,387,234
Construction Materials 0.4%
Knife River Corp.*	8,943	799,415
Smith-Midland Corp.* (a)	712	23,774
Summit Materials, Inc. "A"*	19,053	743,638
United States Lime & Minerals, Inc.	1,655	161,627
		1,728,454
Containers & Packaging 0.3%
Ardagh Metal Packaging SA	22,801	85,960
Greif, Inc. "A"	4,012	251,392
Greif, Inc. "B"	801	55,934
Myers Industries, Inc.	6,092	84,192
O-I Glass, Inc*	24,452	320,810
Pactiv Evergreen, Inc.	6,388	73,526
Ranpak Holdings Corp.*	6,325	41,302
TriMas Corp.	6,457	164,847
		1,077,963
Metals & Mining 1.7%
Alpha Metallurgical Resources, Inc.	1,752	413,787
Arch Resources, Inc.	2,810	388,230
Caledonia Mining Corp. PLC	2,382	35,635
Carpenter Technology Corp.	7,531	1,201,797
Century Aluminum Co.*	8,467	137,419
Coeur Mining, Inc.*	63,315	435,607
Commercial Metals Co.	18,230	1,001,921
Compass Minerals International, Inc.	5,257	63,189
Constellium SE*	20,831	338,712
Contango ORE, Inc.* (a)	1,661	31,991
Critical Metals Corp.* (a)	1,177	8,757
Dakota Gold Corp.*	10,753	25,377
Haynes International, Inc.	2,076	123,605
Hecla Mining Co.	93,280	622,178
i-80 Gold Corp.*	50,619	58,718
Ivanhoe Electric, Inc.*	13,200	111,672
Kaiser Aluminum Corp.	2,578	186,956
Lifezone Holdings Ltd.* (a)	5,777	40,439
Materion Corp.	3,301	369,250

Metallus, Inc.*	6,660	98,768
Metals Acquisition Ltd. "A"* (a)	8,478	117,420
Novagold Resources, Inc.*	38,467	157,715
Olympic Steel, Inc.	1,458	56,862
Perpetua Resources Corp.* (a)	5,823	54,445
Piedmont Lithium, Inc.* (a)	2,793	24,941
Radius Recycling, Inc.	4,439	82,299
Ramaco Resources, Inc. "A"	4,197	49,105
Ramaco Resources, Inc. "B"	736	7,919
Ryerson Holding Corp.	4,611	91,805
SSR Mining, Inc.	32,020	181,874
SunCoke Energy, Inc.	13,213	114,689
Tredegar Corp.*	4,170	30,399
Universal Stainless & Alloy Products, Inc.*	1,392	53,773
Warrior Met Coal, Inc.	8,263	528,006
Worthington Steel, Inc.	5,162	175,560
		7,420,820
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,523	72,006
Sylvamo Corp.	5,516	473,549
		545,555
Real Estate 6.3%
Diversified REITs 0.7%
Alexander & Baldwin, Inc.	11,688	224,410
Alpine Income Property Trust, Inc.	2,250	40,950
American Assets Trust, Inc.	7,604	203,179
Armada Hoffler Properties, Inc.	10,273	111,256
Broadstone Net Lease, Inc.	29,722	563,232
CTO Realty Growth, Inc.	3,360	63,907
Empire State Realty Trust, Inc. "A"	21,709	240,536
Essential Properties Realty Trust, Inc.	27,873	951,863
Gladstone Commercial Corp.	6,403	103,985
Global Net Lease, Inc.	31,296	263,512
NexPoint Diversified Real Estate Trust	5,206	32,537
One Liberty Properties, Inc.	2,581	71,081
		2,870,448
Health Care REITs 0.7%
American Healthcare REIT, Inc.	13,024	339,926
CareTrust REIT, Inc.	22,707	700,738
Community Healthcare Trust, Inc.	4,442	80,622
Diversified Healthcare Trust	33,495	140,344
Global Medical REIT, Inc.	9,328	92,441
LTC Properties, Inc.	6,803	249,602
National Health Investors, Inc. (a)	6,661	559,924
Sabra Health Care REIT, Inc.	36,740	683,731
Strawberry Fields REIT, Inc. (a)	952	12,081
Universal Health Realty Income Trust	2,125	97,219
		2,956,628
Hotel & Resort REITs 0.7%
Apple Hospitality REIT, Inc.	36,417	540,792
Braemar Hotels & Resorts, Inc.	9,986	30,857
Chatham Lodging Trust	7,282	62,043
DiamondRock Hospitality Co.	32,806	286,396
Pebblebrook Hotel Trust	18,823	249,028
RLJ Lodging Trust (a)	24,121	221,431

Ryman Hospitality Properties, Inc.	9,283	995,509
Service Properties Trust	26,153	119,258
Summit Hotel Properties, Inc.	17,384	119,254
Sunstone Hotel Investors, Inc.	32,087	331,138
Xenia Hotels & Resorts, Inc. (a)	16,267	240,264
		3,195,970
Industrial REITs 0.5%
Industrial Logistics Properties Trust	10,335	49,195
Innovative Industrial Properties, Inc.	4,445	598,297
LXP Industrial Trust	45,848	460,772
Plymouth Industrial REIT, Inc.	6,414	144,956
Terreno Realty Corp.	15,150	1,012,475
		2,265,695
Office REITs 0.8%
Brandywine Realty Trust	27,536	149,796
City Office REIT, Inc.	6,317	36,891
COPT Defense Properties	17,697	536,750
Douglas Emmett, Inc.	25,831	453,851
Easterly Government Properties, Inc.	15,481	210,232
Equity Commonwealth *	16,661	331,554
Franklin Street Properties Corp.	15,634	27,672
Hudson Pacific Properties, Inc.	22,087	105,576
JBG SMITH Properties	12,988	227,030
NET Lease Office Properties	2,344	71,773
Orion Office REIT, Inc.	8,668	34,672
Paramount Group, Inc.	30,052	147,856
Peakstone Realty Trust	5,562	75,810
Piedmont Office Realty Trust, Inc. "A"	19,624	198,202
Postal Realty Trust, Inc. "A"	3,529	51,665
SL Green Realty Corp.	10,406	724,362
		3,383,692
Real Estate Management & Development 0.7%
American Realty Investors, Inc.*	100	1,754
Anywhere Real Estate, Inc.*	16,312	82,865
Compass, Inc. "A"*	60,649	370,565
Cushman & Wakefield PLC*	35,916	489,535
eXp World Holdings, Inc. (a)	12,762	179,817
Forestar Group, Inc.*	2,997	97,013
FRP Holdings, Inc.*	2,036	60,795
Kennedy-Wilson Holdings, Inc.	18,124	200,270
Marcus & Millichap, Inc.	3,712	147,107
Maui Land & Pineapple Co., Inc.*	1,228	27,569
Newmark Group, Inc. "A"	21,503	333,942
Offerpad Solutions, Inc.* (a)	1,687	6,849
Opendoor Technologies, Inc.*	97,576	195,152
RE/MAX Holdings, Inc. "A"*	3,152	39,242
Real Brokerage, Inc.*	14,968	83,072
Redfin Corp.*	18,488	231,655
Star Holdings*	2,403	33,257
Stratus Properties, Inc.*	861	22,377
Tejon Ranch Co.*	3,236	56,792
The RMR Group, Inc. "A"	2,378	60,354
The St. Joe Co.	5,635	328,577
Transcontinental Realty Investors, Inc.*	151	4,347
		3,052,906
Residential REITs 0.4%
Apartment Investment and Management Co. "A" *	23,125	209,050

BRT Apartments Corp.	1,764	31,011
Centerspace	2,359	166,239
Clipper Realty, Inc.	1,098	6,259
Elme Communities	13,892	244,360
Independence Realty Trust, Inc.	35,785	733,592
NexPoint Residential Trust, Inc.	3,611	158,920
UMH Properties, Inc.	10,093	198,529
Veris Residential, Inc.	12,387	221,232
		1,969,192
Retail REITs 1.3%
Acadia Realty Trust	16,384	384,696
Alexander's, Inc.	332	80,464
Cbl & Associates Properties, Inc.	3,671	92,509
Getty Realty Corp.	7,852	249,772
Inventrust Properties Corp.	10,760	305,261
Kite Realty Group Trust	34,409	913,903
NETSTREIT Corp.	12,227	202,112
Phillips Edison & Co., Inc.	19,437	732,969
Retail Opportunity Investments Corp.	19,669	309,394
Saul Centers, Inc.	1,794	75,276
SITE Centers Corp.	7,444	450,362
Tanger, Inc.	16,764	556,230
The Macerich Co.	34,164	623,151
Urban Edge Properties	19,115	408,870
Whitestone REIT	7,547	102,111
		5,487,080
Specialized REITs 0.5%
Farmland Partners, Inc. (a)	6,711	70,130
Four Corners Property Trust, Inc.	14,380	421,478
Gladstone Land Corp.	5,143	71,488
Outfront Media, Inc.	23,311	428,456
PotlatchDeltic Corp.	12,478	562,134
Safehold, Inc.	8,245	216,266
Uniti Group, Inc.	38,572	217,546
		1,987,498
Utilities 2.8%
Electric Utilities 0.8%
ALLETE, Inc.	9,192	590,035
Genie Energy Ltd. "B"	2,044	33,215
Hawaiian Electric Industries, Inc.*	26,208	253,693
MGE Energy, Inc.	5,723	523,368
Otter Tail Corp.	6,588	514,918
Portland General Electric Co.	16,096	770,998
TXNM Energy, Inc.	14,150	619,346
		3,305,573
Gas Utilities 1.0%
Brookfield Infrastructure Corp. "A"	18,887	820,262
Chesapeake Utilities Corp.	3,464	430,125
New Jersey Resources Corp.	15,556	734,243
Northwest Natural Holding Co.	5,995	244,716
ONE Gas, Inc.	8,951	666,134
RGC Resources, Inc. (a)	1,240	27,987
Southwest Gas Holdings, Inc.	9,663	712,743
Spire, Inc.	8,928	600,765
		4,236,975

Independent Power & Renewable Electricity Producers 0.2%
Altus Power, Inc.* (a)	12,027	38,246
Montauk Renewables, Inc.*	10,307	53,699
Ormat Technologies, Inc.	8,485	652,836
Sunnova Energy International, Inc.* (a)	17,154	167,080
		911,861
Multi-Utilities 0.4%
Avista Corp.	12,280	475,850
Black Hills Corp.	10,859	663,702
Northwestern Energy Group, Inc.	9,681	553,947
Unitil Corp.	2,553	154,661
		1,848,160
Water Utilities 0.4%
American States Water Co.	5,849	487,163
Cadiz, Inc.*	7,971	24,152
California Water Service Group	9,082	492,426
Consolidated Water Co., Ltd.	2,296	57,882
Global Water Resources, Inc.	1,753	22,070
Middlesex Water Co.	2,809	183,259
Pure Cycle Corp.*	3,082	33,193
SJW Group	5,226	303,683
York Water Co.	2,190	82,038
		1,685,866
Total Common Stocks (Cost $353,895,602)		423,571,952

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	862	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	862	0
Total Other Investments (Cost $0)		0

Rights 0.0%
Energy 0.0%
Empire Petroleum Corp.,*	2,521	32
Health Care 0.0%
Aduro Biotech, Inc.* (b)	2,328	0
Cartesian Therapeutics, Inc.* (b)	17,902	3,222
Chinook Therapeutics, Inc.* (b)	8,604	3,356
GTX, Inc.* (a) (b)	123	252
Inhibrx, Inc.* (b)	5,183	3,356
Tobira Therapeutics, Inc.* (b)	1,687	101
		10,287
Total Rights (Cost $9,896)		10,319

Warrants 0.0%
Health Care
Pulse Biosciences, Inc., Expiration Date 6/26/2029* (b)	278	0
Pulse Biosciences, Inc., Expiration Date 6/27/2029* (b)	278	0
Total Warrants (Cost $0)		0

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.612% (d), 10/3/2024 (e) (Cost $439,875)	440,000	439,885

	Shares	Value ($)

Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (f) (g) (Cost $13,440,000)	13,440,000	13,440,000

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 4.93% (f) (Cost $5,770,548)	5,770,548	5,770,548

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $373,555,921)	102.9	443,232,704
Other Assets and Liabilities, Net (a)	(2.9)	(12,330,062)
Net Assets	100.0	430,902,642
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 3.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (f) (g)
12,035,567	1,404,433 (h)	—	—	—	282,696	—	13,440,000	13,440,000
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 4.93% (f)
6,216,347	52,740,990	53,186,789	—	—	253,189	—	5,770,548	5,770,548
18,251,914	54,145,423	53,186,789	—	—	535,885	—	19,210,548	19,210,548

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" are including pending sales amounting to $0 that are also on loan (see Notes to Financial Statements). The value of securities loaned at September 30,
2024 amounted to $12,600,116, which is 2.9% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At September 30, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
At September 30, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E-Mini 2000 Index	USD	12/20/2024	58	6,365,098	6,522,680	157,582
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$423,571,952	$—	$0	$423,571,952
Other Investments	—	—	0	0
Rights	—	32	10,287	10,319
Warrants	—	—	0	0
Government & Agency Obligations	—	439,885	—	439,885
Short-Term Investments (a)	19,210,548	—	—	19,210,548
Derivatives (b)
Futures Contracts	157,582	—	—	157,582
Total	$442,940,082	$439,917	$10,287	$443,390,286

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-scif-PH3
R-080548-2 (1/25)